Schedule of Investments (unaudited)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,822
4.65%, 10/01/28	25	24,960
4.75%, 03/30/30	5	4,982
5.38%, 06/15/33	5	5,044
Omnicom Group Inc., 2.60%, 08/01/31	15	13,023
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	5	4,932
		56,763
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26	67	64,761
2.25%, 06/15/26	15	14,356
2.70%, 02/01/27	30	28,531
2.75%, 02/01/26	25	24,329
2.80%, 03/01/27	5	4,757
2.95%, 02/01/30	5	4,479
3.10%, 05/01/26	10	9,715
3.25%, 02/01/28	15	14,185
3.25%, 02/01/35	30	24,352
3.45%, 11/01/28	5	4,688
3.50%, 03/01/39	5	3,792
3.60%, 05/01/34	52	44,317
3.63%, 02/01/31	55	50,190
3.63%, 03/01/48	10	6,915
3.75%, 02/01/50	5	3,534
3.90%, 05/01/49	5	3,588
3.95%, 08/01/59	15	10,180
5.04%, 05/01/27	35	35,026
5.15%, 05/01/30	60	59,780
5.71%, 05/01/40	60	58,283
5.81%, 05/01/50	20	19,136
5.93%, 05/01/60	45	42,646
6.30%, 05/01/29(a)	50	52,144
6.53%, 05/01/34(a)	50	53,126
6.88%, 03/15/39	20	21,452
General Dynamics Corp.
3.63%, 04/01/30	30	28,737
3.75%, 05/15/28	85	83,151
4.25%, 04/01/40	20	18,186
4.25%, 04/01/50	15	13,021
General Electric Co., 6.75%, 03/15/32	10	11,191
HEICO Corp., 5.35%, 08/01/33	5	5,102
Hexcel Corp., 4.20%, 02/15/27	10	9,809
Howmet Aerospace Inc., 5.95%, 02/01/37	25	26,746
L3Harris Technologies Inc.
2.90%, 12/15/29	10	9,152
3.85%, 12/15/26	25	24,619
4.40%, 06/15/28	85	84,227
4.85%, 04/27/35	15	14,627
5.05%, 04/27/45	10	9,617
5.40%, 07/31/33	35	35,843
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,630
3.80%, 03/01/45	25	20,676
3.90%, 06/15/32	15	14,228
4.09%, 09/15/52	25	20,904
4.70%, 05/15/46	15	14,005
4.75%, 02/15/34	25	24,855
Security	Par (000)	Value
Aerospace & Defense (continued)
5.10%, 11/15/27	$5	$5,104
5.25%, 01/15/33	30	30,998
5.90%, 11/15/63	5	5,492
Series B, 6.15%, 09/01/36	5	5,540
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,810
3.85%, 04/15/45	10	8,185
4.03%, 10/15/47	35	29,011
4.40%, 05/01/30	5	4,937
4.70%, 03/15/33	5	4,951
4.90%, 06/01/34	25	24,991
5.25%, 05/01/50	20	19,707
RTX Corp.
2.25%, 07/01/30	20	17,613
2.82%, 09/01/51	20	12,873
3.03%, 03/15/52	30	20,058
3.13%, 05/04/27	55	53,138
3.50%, 03/15/27	60	58,584
3.75%, 11/01/46	25	19,781
4.13%, 11/16/28	5	4,915
4.35%, 04/15/47	25	21,614
4.50%, 06/01/42	25	22,653
4.63%, 11/16/48	30	27,003
4.80%, 12/15/43	10	9,286
5.15%, 02/27/33	10	10,125
5.38%, 02/27/53	25	24,936
6.00%, 03/15/31	10	10,650
6.05%, 06/01/36	5	5,415
6.10%, 03/15/34	30	32,317
		1,628,275
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	30	25,236
3.40%, 05/06/30	5	4,656
3.40%, 02/04/41	20	15,217
3.70%, 02/04/51	10	7,255
3.88%, 09/16/46	20	15,357
4.45%, 05/06/50	10	8,198
4.80%, 02/14/29	35	34,974
5.38%, 01/31/44	20	19,770
5.80%, 02/14/39	15	15,456
5.95%, 02/14/49	30	30,894
Archer-Daniels-Midland Co.
2.50%, 08/11/26	5	4,833
2.90%, 03/01/32	20	17,735
3.25%, 03/27/30	10	9,341
3.75%, 09/15/47	5	3,938
4.50%, 08/15/33	15	14,662
4.50%, 03/15/49	20	17,856
5.38%, 09/15/35	9	9,379
BAT Capital Corp.
2.26%, 03/25/28	45	41,618
3.46%, 09/06/29	5	4,716
3.56%, 08/15/27	23	22,340
4.39%, 08/15/37	40	35,679
4.54%, 08/15/47	17	14,148
4.70%, 04/02/27	5	4,999
4.74%, 03/16/32	15	14,679
5.28%, 04/02/50	20	18,531
6.00%, 02/20/34	15	15,782
7.08%, 08/02/43	15	16,883

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
7.08%, 08/02/53	$60	$68,739
BAT International Finance PLC, 1.67%, 03/25/26	30	28,822
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	25	22,125
Philip Morris International Inc.
0.88%, 05/01/26	5	4,750
2.10%, 05/01/30	5	4,387
3.38%, 08/15/29	30	28,482
3.88%, 08/21/42	20	16,548
4.25%, 11/10/44	16	13,755
4.38%, 11/15/41	10	8,895
4.88%, 02/13/26	5	5,018
4.88%, 11/15/43	15	14,124
5.13%, 11/17/27	55	55,906
5.13%, 02/15/30	25	25,480
5.25%, 02/13/34	25	25,408
5.38%, 02/15/33	30	30,730
5.63%, 11/17/29	20	20,831
5.75%, 11/17/32	25	26,290
6.38%, 05/16/38	30	33,366
Reynolds American Inc., 5.70%, 08/15/35	5	5,140
		882,928
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	15	14,401
Series 2016-2, Class AA, 3.20%, 12/15/29	6	6,174
Series 2016-3, Class AA, 3.00%, 04/15/30	6	5,839
Series 2017-2, Class AA, 3.35%, 04/15/31	3	3,051
Series A, Class A, 2.88%, 01/11/36	9	7,724
Delta Air Lines Inc., 3.75%, 10/28/29	25	23,363
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34	7	6,965
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,371
Southwest Airlines Co.
2.63%, 02/10/30	10	8,937
3.00%, 11/15/26	5	4,827
5.13%, 06/15/27	20	20,182
United Airlines Pass-Through Trust
5.80%, 07/15/37	15	15,088
Series 2014-2, Class A, 3.75%, 03/03/28	20	19,499
Series 2016-1, Class AA, 3.10%, 01/07/30	13	11,899
Series 2016-2, Class AA, 2.88%, 04/07/30	10	8,999
Series 2020-1, 5.88%, 04/15/29	11	11,618
		171,937
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26(b)	5	4,821
2.85%, 03/27/30	20	18,473
3.25%, 03/27/40	15	12,078
3.38%, 11/01/46	20	15,279
3.38%, 03/27/50	15	11,179
3.63%, 05/01/43	35	28,830
3.88%, 11/01/45	15	12,484
Tapestry Inc., 3.05%, 03/15/32	10	8,645
		111,789
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,463
2.00%, 03/24/28	10	9,228
2.25%, 01/12/29	25	22,808
4.90%, 01/10/34	25	24,903
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 10/04/30	$10	$10,554
Cummins Inc.
1.50%, 09/01/30	25	21,219
2.60%, 09/01/50	5	3,176
5.15%, 02/20/34	25	25,693
Ford Motor Co., 4.75%, 01/15/43	35	29,194
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	183,440
4.13%, 08/17/27	200	194,338
4.39%, 01/08/26	200	198,201
General Motors Co.
4.20%, 10/01/27	5	4,923
5.20%, 04/01/45	10	9,141
5.40%, 10/15/29	10	10,176
5.40%, 04/01/48	15	13,978
5.60%, 10/15/32(b)	15	15,474
5.95%, 04/01/49	40	40,042
6.25%, 10/02/43	10	10,305
6.75%, 04/01/46	5	5,454
General Motors Financial Co. Inc.
1.50%, 06/10/26	35	33,319
2.35%, 02/26/27	50	47,441
2.35%, 01/08/31	30	25,578
2.40%, 04/10/28	25	23,118
2.70%, 06/10/31	30	25,928
3.10%, 01/12/32	25	21,834
3.60%, 06/21/30	15	13,912
4.00%, 10/06/26	30	29,611
4.35%, 01/17/27	10	9,910
5.00%, 04/09/27	40	40,184
5.80%, 06/23/28	5	5,147
5.85%, 04/06/30	5	5,187
6.10%, 01/07/34	25	26,063
Honda Motor Co. Ltd., 2.53%, 03/10/27	40	38,388
PACCAR Financial Corp.
1.10%, 05/11/26	15	14,304
4.45%, 03/30/26(b)	5	5,003
5.05%, 08/10/26	5	5,052
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,855
3.05%, 01/11/28	5	4,796
4.45%, 06/29/29	20	19,942
4.55%, 05/17/30	5	4,975
4.63%, 01/12/28	30	30,164
4.70%, 01/12/33	5	4,987
4.80%, 01/05/34	5	4,980
5.00%, 08/14/26	30	30,281
5.45%, 11/10/27	5	5,144
5.55%, 11/20/30	50	52,178
		1,372,991
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	30	18,416
4.35%, 03/15/29	10	9,832
4.40%, 10/01/46	10	7,896
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(b)	25	22,000
4.15%, 05/01/52	5	3,726
BorgWarner Inc., 2.65%, 07/01/27	35	33,401
Lear Corp.
3.50%, 05/30/30	5	4,610

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
3.55%, 01/15/52	$10	$6,982
4.25%, 05/15/29	10	9,699
Magna International Inc.
2.45%, 06/15/30	10	8,857
5.50%, 03/21/33	5	5,175
		130,594
Banks — 6.7%
Banco Santander SA
1.85%, 03/25/26	25	24,041
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	25	24,543
4.25%, 04/11/27	25	24,653
4.38%, 04/12/28	215	211,397
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	200	203,332
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	10	9,524
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	15	12,820
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	55	50,229
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	45	38,222
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	25	20,780
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	55	49,079
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	35	30,144
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	25	22,292
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	5	3,637
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	65	57,018
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	15	9,884
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	50	43,849
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	25	17,008
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	30	27,973
3.25%, 10/21/27	60	58,020
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	50	39,280
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	80	76,918
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	25	24,580
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	5	4,519
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	52	50,723
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	105	101,552
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	20	17,791
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	75	62,488
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	25	23,042
4.25%, 10/22/26	75	74,380
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	40	34,688
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	40	35,535
4.45%, 03/03/26	40	39,837
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	45	43,804
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	90	90,446
5.00%, 01/21/44	40	39,217
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	65	65,265
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	15	15,048
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	110	111,396
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	75	76,224
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	85	87,417
Security	Par (000)	Value
Banks (continued)
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	$50	$51,822
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	90	95,007
5.88%, 02/07/42	35	38,003
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	45	45,876
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	10	10,409
Series L, 4.75%, 04/21/45	25	23,341
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	5	4,806
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	20	17,527
Bank of America NA, 5.53%, 08/18/26	250	254,188
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	10	8,526
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	5	4,792
5.30%, 06/05/26	5	5,054
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,344
3.30%, 08/23/29	5	4,700
3.85%, 04/28/28	5	4,912
3.85%, 04/26/29	5	4,883
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	30	30,380
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	15	15,224
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	25	25,463
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	5	5,300
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	15	16,582
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,765
1.95%, 02/02/27	5	4,737
2.15%, 08/01/31	10	8,462
2.70%, 08/03/26	10	9,700
4.50%, 12/16/25	5	4,973
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	10	9,374
4.85%, 02/01/30	10	10,053
5.65%, 02/01/34	15	15,653
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	20	18,995
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	25	22,307
4.38%, 01/12/26	200	199,025
4.95%, 01/10/47	20	18,778
5.20%, 05/12/26	10	10,006
5.25%, 08/17/45	20	19,679
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	200	212,909
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	200	226,096
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	5	4,752
3.60%, 04/07/32	10	9,203
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	35	33,532
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	35	29,852
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	35	30,263
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	30	26,551
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	50	44,812
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	15	11,006
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	15	13,740
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	50	43,947
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	55	53,021
3.20%, 10/21/26	30	29,194
3.40%, 05/01/26	40	39,281
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	20	19,324

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	$5	$4,857
3.70%, 01/12/26	70	69,259
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	40	36,808
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	25	24,544
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	40	38,587
4.13%, 07/25/28	10	9,782
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	20	17,202
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	35	34,133
4.45%, 09/29/27	35	34,641
4.65%, 07/23/48	29	26,184
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	5	4,984
4.75%, 05/18/46	25	22,745
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	35	34,625
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	5	5,000
5.88%, 02/22/33	85	88,921
6.00%, 10/31/33	10	10,542
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	35	36,633
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	50	53,847
6.63%, 06/15/32	65	70,894
8.13%, 07/15/39	30	38,249
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,425
2.64%, 09/30/32	5	4,116
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	10	9,855
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	52,195
Deutsche Bank AG, 4.10%, 01/13/26	5	4,961
Deutsche Bank AG/New York
1.69%, 03/19/26	25	24,085
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	20	18,982
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	220	201,010
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	5	4,723
3.95%, 03/14/28	5	4,876
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	5	5,146
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	5	5,196
8.25%, 03/01/38	15	18,380
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,184
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,299
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	5	4,815
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	60	57,504
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	40	37,765
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	25	23,693
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	50	42,044
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	105	89,596
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	35	30,459
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	20	19,090
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	30	25,868
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	25	18,412
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	75	66,250
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	25	19,259
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	20	15,755
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	40	38,954
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	40	38,764
3.85%, 01/26/27	25	24,593
Security	Par (000)	Value
Banks (continued)
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	$30	$26,502
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	15	14,736
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	50	45,721
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	25	24,817
4.75%, 10/21/45	35	32,574
4.80%, 07/08/44	30	28,152
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	35	34,664
5.15%, 05/22/45	20	19,336
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	30	30,359
6.25%, 02/01/41	25	27,515
6.45%, 05/01/36	30	32,897
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	25	27,550
6.75%, 10/01/37	30	33,271
HSBC Bank USA NA, 7.00%, 01/15/39	70	80,945
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	150	143,423
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	200	197,446
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	200	199,131
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	105	106,089
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	200	212,792
6.50%, 09/15/37	20	21,549
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	5	4,949
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	5	4,942
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	15	15,359
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	15	15,639
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	200	202,993
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	50	47,192
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	55	52,655
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	5	4,211
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	55	46,374
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	35	32,903
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	30	26,730
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	20	17,206
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	35	30,523
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	40	36,439
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	31	28,052
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	55	48,405
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	30	23,356
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	30	21,135
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	30	23,195
3.20%, 06/15/26	95	93,168
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	40	29,273
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	30	28,960
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	50	47,868
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	25	22,066

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	$30	$24,597
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(c)	30	29,738
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	50	41,349
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	30	29,461
4.25%, 10/01/27	40	39,802
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	20	17,461
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	50	49,503
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	5	4,927
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	30	29,313
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	60	60,126
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	120	120,065
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	35	34,775
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	50	50,801
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	25	25,441
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	50	50,905
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	50	51,202
5.50%, 10/15/40	15	15,548
5.60%, 07/15/41	15	15,725
5.63%, 08/16/43	20	20,939
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	65	67,379
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	20	21,666
6.40%, 05/15/38	55	61,984
8.00%, 04/29/27	45	48,515
KeyCorp
2.25%, 04/06/27	20	18,861
4.10%, 04/30/28	5	4,873
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	15	14,481
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	15	16,029
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	20	12,174
0.00%, 06/29/37(d)	175	100,839
0.63%, 01/22/26	15	14,384
1.75%, 09/14/29	5	4,490
3.75%, 02/15/28	50	49,377
3.88%, 06/15/28	10	9,904
4.13%, 07/15/33	5	4,961
4.63%, 08/07/26	20	20,118
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,157
Series 37, 2.50%, 11/15/27	5	4,768
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	82,456
M&T Bank Corp., 7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	15	16,196
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	174,614
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	200	206,792
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	200	189,945
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	200	173,351
3.66%, 02/28/27	15	14,684
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	20	20,772
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5	5,222
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	20	20,890
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	$75	$71,682
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	50	41,650
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	35	29,172
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	25	21,141
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	40	33,093
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	45	38,516
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	40	36,082
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	30	19,818
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	65	56,926
3.13%, 07/27/26	5	4,884
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	25	19,489
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	40	37,673
3.63%, 01/20/27	40	39,332
3.95%, 04/23/27	15	14,743
3.97%, 07/22/38(c)	55	48,885
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	60	59,291
4.38%, 01/22/47	15	13,298
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	80	78,828
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	10	9,329
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	50	49,542
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	10	10,106
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	25	25,262
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	30	29,692
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	50	50,857
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	40	40,870
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	50	51,205
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	25	26,216
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	35	36,762
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	15	15,398
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	50	51,247
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	15	15,615
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	30	32,510
6.38%, 07/24/42	20	22,724
7.25%, 04/01/32	50	57,566
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	200	190,342
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	200	199,637
Northern Trust Corp.
1.95%, 05/01/30	5	4,364
6.13%, 11/02/32(b)	5	5,420
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	105	100,274
4.13%, 01/20/26	5	4,980
4.25%, 03/01/28(b)	5	5,005
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	5	4,293
2.55%, 01/22/30	55	49,568
3.15%, 05/19/27	5	4,841
3.45%, 04/23/29	42	40,091
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	5	4,811
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(c)	10	9,999
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	20	19,932
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	50	50,593
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	30	30,552
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	25	25,482
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	25	25,924
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	30	31,777
Regions Financial Corp., 7.38%, 12/10/37	5	5,766

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
1.15%, 07/14/26	$5	$4,745
2.30%, 11/03/31	30	25,678
3.88%, 05/04/32	25	23,529
4.88%, 01/12/26	5	5,022
4.90%, 01/12/28	5	5,046
4.95%, 02/01/29	25	25,337
5.00%, 02/01/33	5	5,033
5.00%, 05/02/33(b)	5	5,033
Santander Holdings USA Inc.
4.40%, 07/13/27	5	4,934
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	15	15,000
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	15	15,464
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	5	5,193
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	5	5,220
State Street Corp.
2.20%, 03/03/31	10	8,656
2.65%, 05/19/26	5	4,875
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)(c)	15	15,266
5.27%, 08/03/26	5	5,062
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	15	15,574
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	180,752
3.78%, 03/09/26	5	4,947
5.77%, 01/13/33	205	215,907
6.18%, 07/13/43	25	27,834
Toronto-Dominion Bank (The)
2.00%, 09/10/31(b)	5	4,235
3.20%, 03/10/32	10	8,962
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	10	9,727
4.11%, 06/08/27	15	14,811
4.46%, 06/08/32	25	24,280
4.69%, 09/15/27	5	5,009
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	20	19,819
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	5	4,525
1.95%, 06/05/30	10	8,635
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	5	4,918
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	55	55,022
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	5	4,826
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	30	29,774
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	15	15,060
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	25	25,808
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	25	26,095
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	5	5,298
U.S. Bancorp
1.38%, 07/22/30	10	8,378
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	15	12,451
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	20	17,253
3.10%, 04/27/26	5	4,899
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	15	14,926
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	20	19,602
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	25	24,490
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	15	15,475
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	30	31,369
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	30	31,389
Series V, 2.38%, 07/22/26	5	4,834
UBS AG/Stamford CT, 7.50%, 02/15/28	250	269,677
UBS Group AG
4.55%, 04/17/26	150	149,743
4.88%, 05/15/45	25	23,449
Security	Par (000)	Value
Banks (continued)
Wachovia Corp., 5.50%, 08/01/35	$1	$1,027
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	60	56,620
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	30	26,812
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	55	50,347
3.00%, 04/22/26	5	4,887
3.00%, 10/23/26	55	53,360
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	45	34,363
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	55	49,312
3.90%, 05/01/45	25	20,627
4.10%, 06/03/26	40	39,601
4.15%, 01/24/29	40	39,213
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	10	9,825
4.65%, 11/04/44	25	22,146
4.75%, 12/07/46	20	17,778
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	15	14,996
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	30	29,699
4.90%, 11/17/45	30	27,243
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	65	61,904
5.38%, 11/02/43	55	53,756
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	25	25,380
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	75	77,043
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	30	30,769
5.61%, 01/15/44	52	51,917
5.95%, 12/01/86	30	31,483
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	50	54,611
Wells Fargo Bank NA, 5.85%, 02/01/37	20	21,051
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	25	21,560
2.96%, 11/16/40(b)	15	11,141
3.13%, 11/18/41	10	7,511
3.35%, 03/08/27	15	14,668
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	15	14,294
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	20	19,704
4.42%, 07/24/39	20	18,419
6.82%, 11/17/33	15	16,651
		14,381,656
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	60	58,831
4.90%, 02/01/46	110	105,203
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	20	19,591
4.90%, 02/01/46	40	38,077
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,762
4.38%, 04/15/38	10	9,404
4.44%, 10/06/48	25	22,347
4.60%, 04/15/48	6	5,652
4.75%, 01/23/29	50	50,532
4.90%, 01/23/31	5	5,090
4.95%, 01/15/42	25	24,331
5.45%, 01/23/39	25	25,966
5.55%, 01/23/49	75	78,183
5.80%, 01/23/59	25	27,046

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
8.00%, 11/15/39	$10	$12,933
Coca-Cola Co. (The)
1.00%, 03/15/28	50	45,183
1.38%, 03/15/31	40	33,338
1.50%, 03/05/28	5	4,587
1.65%, 06/01/30	45	38,894
2.25%, 01/05/32	5	4,339
2.50%, 06/01/40	10	7,309
2.50%, 03/15/51	35	21,913
2.88%, 05/05/41	5	3,808
3.00%, 03/05/51	35	24,549
3.38%, 03/25/27	10	9,817
3.45%, 03/25/30	5	4,795
4.20%, 03/25/50	10	8,803
Constellation Brands Inc.
3.15%, 08/01/29	5	4,667
3.60%, 02/15/28	40	38,714
3.70%, 12/06/26	10	9,830
3.75%, 05/01/50	30	23,202
4.10%, 02/15/48	15	12,307
4.35%, 05/09/27	55	54,672
4.75%, 12/01/25	10	9,995
4.75%, 05/09/32	25	24,694
Diageo Capital PLC
2.00%, 04/29/30	150	131,444
3.88%, 04/29/43	5	4,236
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,652
3.35%, 03/15/51	15	10,718
3.80%, 05/01/50	5	3,888
3.95%, 04/15/29	30	29,160
4.05%, 04/15/32	15	14,345
Molson Coors Beverage Co.
3.00%, 07/15/26	15	14,613
4.20%, 07/15/46	45	38,023
5.00%, 05/01/42	15	14,407
PepsiCo Inc.
1.40%, 02/25/31	25	20,816
1.95%, 10/21/31	10	8,475
2.63%, 03/19/27	5	4,819
2.63%, 07/29/29	5	4,639
2.63%, 10/21/41	20	14,442
2.75%, 03/19/30	35	32,135
2.75%, 10/21/51	5	3,288
2.88%, 10/15/49	25	17,132
3.00%, 10/15/27	5	4,831
3.38%, 07/29/49	18	13,515
3.45%, 10/06/46	15	11,636
3.60%, 02/18/28	5	4,901
3.90%, 07/18/32	10	9,570
4.20%, 07/18/52	15	12,903
4.45%, 05/15/28	15	15,114
4.88%, 11/01/40	10	9,838
7.00%, 03/01/29	5	5,512
		1,337,416
Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28	20	18,027
2.45%, 02/21/30	25	22,392
2.77%, 09/01/53	25	15,557
2.80%, 08/15/41	20	14,571
Security	Par (000)	Value
Biotechnology (continued)
3.15%, 02/21/40	$30	$23,204
3.20%, 11/02/27	60	57,976
4.05%, 08/18/29	10	9,738
4.20%, 03/01/33	5	4,731
4.20%, 02/22/52	5	4,105
4.40%, 05/01/45	20	17,393
4.40%, 02/22/62	20	16,435
4.56%, 06/15/48	30	26,299
4.66%, 06/15/51	45	39,892
4.88%, 03/01/53	5	4,555
5.25%, 03/02/30	45	46,027
5.25%, 03/02/33	65	66,066
5.60%, 03/02/43	55	55,884
5.65%, 03/02/53	60	61,290
5.75%, 03/02/63	25	25,510
6.40%, 02/01/39	20	21,829
Biogen Inc.
2.25%, 05/01/30	35	30,601
3.15%, 05/01/50	40	26,799
Gilead Sciences Inc.
1.20%, 10/01/27(b)	25	22,865
2.80%, 10/01/50	30	19,612
2.95%, 03/01/27	35	33,871
3.65%, 03/01/26	50	49,415
4.00%, 09/01/36	10	9,109
4.15%, 03/01/47	25	21,189
4.50%, 02/01/45	15	13,463
4.60%, 09/01/35	25	24,245
4.75%, 03/01/46	15	13,868
4.80%, 04/01/44	25	23,367
5.55%, 10/15/53	5	5,183
5.65%, 12/01/41	10	10,383
Illumina Inc.
2.55%, 03/23/31	15	12,953
5.75%, 12/13/27	5	5,131
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	8,420
2.80%, 09/15/50	30	18,829
Royalty Pharma PLC
1.75%, 09/02/27	45	41,528
2.20%, 09/02/30	20	17,189
3.35%, 09/02/51	20	13,353
3.55%, 09/02/50	20	14,102
		986,956
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27	30	28,723
2.70%, 02/15/31	20	17,710
2.72%, 02/15/30	20	18,111
3.38%, 04/05/40	15	12,059
3.58%, 04/05/50	30	22,902
5.90%, 03/15/34	24	25,466
Eagle Materials Inc., 2.50%, 07/01/31	5	4,360
Fortune Brands Innovations Inc., 3.25%, 09/15/29	25	23,402
Johnson Controls International PLC, 4.50%, 02/15/47	20	17,528
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,478
Lennox International Inc., 1.70%, 08/01/27	5	4,625
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,634
3.20%, 07/15/51	10	6,954

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.45%, 06/01/27	$35	$34,053
3.50%, 12/15/27	25	24,240
Masco Corp., 2.00%, 10/01/30	5	4,270
Owens Corning, 4.30%, 07/15/47	20	16,778
Trane Technologies Financing Ltd.
3.80%, 03/21/29	15	14,554
4.65%, 11/01/44	10	9,243
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,792
Vulcan Materials Co.
3.50%, 06/01/30	10	9,381
3.90%, 04/01/27	10	9,866
4.50%, 06/15/47	20	17,556
4.70%, 03/01/48	5	4,555
		359,240
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	165	155,328
2.70%, 05/15/40	20	14,964
2.80%, 05/15/50	30	20,152
4.80%, 03/03/33	10	10,074
Albemarle Corp.
4.65%, 06/01/27	25	24,894
5.05%, 06/01/32(b)	20	19,538
5.45%, 12/01/44	15	13,994
Celanese U.S. Holdings LLC
6.17%, 07/15/27	30	30,608
6.33%, 07/15/29	25	25,839
6.38%, 07/15/32	10	10,418
6.60%, 11/15/28	5	5,178
6.80%, 11/15/30	10	10,522
6.95%, 11/15/33	15	16,035
CF Industries Inc.
4.95%, 06/01/43	15	13,727
5.15%, 03/15/34	10	9,909
5.38%, 03/15/44	15	14,485
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,307
4.25%, 10/01/34	5	4,679
4.38%, 11/15/42	35	30,068
5.55%, 11/30/48	15	14,775
6.30%, 03/15/33(b)	10	10,855
6.90%, 05/15/53	5	5,782
DuPont de Nemours Inc.
4.73%, 11/15/28	25	25,222
5.32%, 11/15/38	18	18,738
5.42%, 11/15/48	10	10,555
Eastman Chemical Co., 4.65%, 10/15/44	25	22,142
Ecolab Inc., 2.13%, 08/15/50	50	28,442
EIDP Inc.
2.30%, 07/15/30	20	17,712
4.80%, 05/15/33	5	4,966
FMC Corp.
3.45%, 10/01/29	5	4,649
4.50%, 10/01/49	5	4,048
5.65%, 05/18/33(b)	20	20,316
Huntsman International LLC, 4.50%, 05/01/29	25	24,107
Linde Inc./CT
2.00%, 08/10/50	25	14,019
3.20%, 01/30/26	40	39,453
3.55%, 11/07/42	10	8,280
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV, 4.88%, 03/15/44	$10	$8,999
LYB International Finance III LLC
2.25%, 10/01/30	25	21,667
3.63%, 04/01/51	10	7,148
3.80%, 10/01/60	10	7,067
4.20%, 05/01/50	5	3,962
5.50%, 03/01/34	25	25,303
Mosaic Co. (The)
5.38%, 11/15/28	25	25,570
5.45%, 11/15/33	25	25,365
Nutrien Ltd.
3.95%, 05/13/50	5	3,962
4.00%, 12/15/26	5	4,928
4.20%, 04/01/29	30	29,459
4.90%, 03/27/28	5	5,044
5.88%, 12/01/36	10	10,523
PPG Industries Inc.
1.20%, 03/15/26	10	9,560
3.75%, 03/15/28	20	19,499
RPM International Inc.
2.95%, 01/15/32	15	13,231
3.75%, 03/15/27	10	9,792
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,639
3.45%, 06/01/27	95	92,609
3.80%, 08/15/49	30	23,400
Westlake Corp.
3.13%, 08/15/51	10	6,561
3.60%, 08/15/26	10	9,807
5.00%, 08/15/46	25	22,806
		1,099,681
Commercial Services — 0.4%
Automatic Data Processing Inc., 1.70%, 05/15/28	30	27,549
Block Financial LLC, 3.88%, 08/15/30	20	18,686
California Institute of Technology, 4.32%, 08/01/45	5	4,560
Case Western Reserve University, 5.41%, 06/01/2122	5	5,047
Cintas Corp. No. 2, 4.00%, 05/01/32	45	42,978
Emory University, Series 2020, 2.97%, 09/01/50	15	10,674
Equifax Inc.
2.35%, 09/15/31	10	8,503
2.60%, 12/15/25	15	14,646
George Washington University (The), 4.87%, 09/15/45	15	14,577
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	10,393
Series A, 5.22%	10	9,483
Series B, 4.32%, 04/01/49	5	4,425
Global Payments Inc.
2.15%, 01/15/27	5	4,746
2.90%, 05/15/30	15	13,526
4.15%, 08/15/49	10	7,947
4.80%, 04/01/26	5	4,998
5.30%, 08/15/29	10	10,127
5.40%, 08/15/32	10	10,164
5.95%, 08/15/52	15	15,368
GXO Logistics Inc.
1.65%, 07/15/26	20	19,011
2.65%, 07/15/31	5	4,341
Howard University, 5.21%, 10/01/52	5	4,599
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,327
Series A, 2.81%, 01/01/60	5	3,172

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27(b)	$30	$27,873
2.41%, 06/01/50	15	9,631
Massachusetts Institute of Technology
3.96%, 07/01/38	25	22,970
5.60%	15	16,500
Moody's Corp.
2.00%, 08/19/31	10	8,458
2.75%, 08/19/41	5	3,602
3.25%, 05/20/50	15	10,574
3.75%, 02/25/52	15	11,742
4.25%, 08/08/32	10	9,680
5.25%, 07/15/44	5	4,953
Northwestern University, 4.64%, 12/01/44	20	19,086
PayPal Holdings Inc.
2.30%, 06/01/30	25	22,218
2.65%, 10/01/26	5	4,840
2.85%, 10/01/29	20	18,520
3.25%, 06/01/50	15	10,780
3.90%, 06/01/27	10	9,886
5.05%, 06/01/52	10	9,731
5.25%, 06/01/62	10	9,735
President and Fellows of Harvard College, 3.15%, 07/15/46	30	22,816
Quanta Services Inc.
2.35%, 01/15/32	45	38,090
2.90%, 10/01/30	25	22,685
3.05%, 10/01/41	5	3,693
RELX Capital Inc.
3.00%, 05/22/30	20	18,423
4.75%, 05/20/32	5	4,983
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,263
S&P Global Inc.
2.70%, 03/01/29	5	4,654
2.90%, 03/01/32	30	26,692
3.25%, 12/01/49	15	10,969
3.70%, 03/01/52	20	15,768
3.90%, 03/01/62	20	15,811
4.25%, 05/01/29	10	9,888
Thomas Jefferson University, 3.85%, 11/01/57(b)	4	3,009
Trustees of Boston College, 3.13%, 07/01/52	20	14,344
Trustees of Boston University, Series CC, 4.06%, 10/01/48	10	8,507
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,360
Series 2020, 2.52%, 07/01/50	10	6,554
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,442
University of Chicago (The)
4.00%, 10/01/53	20	16,958
Series C, 2.55%, 04/01/50	5	3,302
University of Miami, 4.06%, 04/01/52	10	8,385
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,976
Series 2017, 3.39%, 02/15/48	10	7,736
University of Southern California
2.81%, 10/01/50	5	3,439
Series A, 3.23%, 10/01/2120	15	9,365
Verisk Analytics Inc., 4.13%, 03/15/29	20	19,629
Washington University (The), 3.52%, 04/15/54	20	15,465
Security	Par (000)	Value
Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$10	$8,315
3.77%, 05/15/55	5	4,123
Yale University, Series 2020, 2.40%, 04/15/50	15	9,646
		865,916
Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30	10	8,819
Apple Inc.
1.20%, 02/08/28	55	50,033
1.65%, 05/11/30	5	4,354
1.65%, 02/08/31	3	2,565
2.40%, 08/20/50	35	21,896
2.45%, 08/04/26	45	43,668
2.55%, 08/20/60	30	18,722
2.65%, 05/11/50	40	26,398
2.65%, 02/08/51	50	32,724
2.80%, 02/08/61	25	15,860
2.85%, 08/05/61	10	6,433
2.90%, 09/12/27	70	67,514
2.95%, 09/11/49	30	21,193
3.00%, 11/13/27	54	52,261
3.20%, 05/11/27	65	63,400
3.25%, 02/23/26	65	64,168
3.25%, 08/08/29	5	4,787
3.35%, 02/09/27	50	49,050
3.35%, 08/08/32(b)	30	28,089
3.45%, 02/09/45	15	12,083
3.75%, 09/12/47	10	8,261
3.75%, 11/13/47	25	20,721
3.85%, 05/04/43	55	47,727
3.85%, 08/04/46	29	24,522
3.95%, 08/08/52	10	8,414
4.10%, 08/08/62	30	25,257
4.30%, 05/10/33	5	5,011
4.38%, 05/13/45	30	27,742
4.50%, 02/23/36	35	35,074
4.65%, 02/23/46	55	52,553
CGI Inc.
1.45%, 09/14/26	35	33,041
2.30%, 09/14/31	5	4,225
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,872
4.90%, 10/01/26	10	10,025
5.30%, 10/01/29	5	5,112
5.75%, 02/01/33	20	21,023
6.02%, 06/15/26	21	21,331
6.10%, 07/15/27	5	5,170
6.20%, 07/15/30	10	10,630
8.10%, 07/15/36	25	30,396
8.35%, 07/15/46	25	33,215
DXC Technology Co., 2.38%, 09/15/28	15	13,561
Fortinet Inc.
1.00%, 03/15/26	5	4,767
2.20%, 03/15/31	10	8,667
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	30	28,830
6.20%, 10/15/35	5	5,377
6.35%, 10/15/45	35	37,664
HP Inc.
1.45%, 06/17/26	15	14,269
2.65%, 06/17/31	10	8,722

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.00%, 06/17/27	$25	$24,018
4.75%, 01/15/28	20	20,101
5.50%, 01/15/33	15	15,418
6.00%, 09/15/41	25	26,242
International Business Machines Corp.
1.95%, 05/15/30	100	86,766
2.85%, 05/15/40	160	119,207
3.50%, 05/15/29	100	95,857
4.00%, 06/20/42	15	12,770
4.40%, 07/27/32	5	4,892
Kyndryl Holdings Inc.
2.70%, 10/15/28	15	13,815
3.15%, 10/15/31	5	4,400
Leidos Inc., 2.30%, 02/15/31	15	12,852
NetApp Inc., 2.70%, 06/22/30	5	4,475
Teledyne FLIR LLC, 2.50%, 08/01/30	10	8,844
Western Digital Corp.
2.85%, 02/01/29	10	8,969
3.10%, 02/01/32	10	8,449
		1,615,271
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	5	4,862
3.25%, 08/15/32	25	22,896
3.70%, 08/01/47	10	8,117
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	20	13,636
4.15%, 03/15/47	5	4,117
4.38%, 05/15/28	65	64,636
5.15%, 05/15/53	20	19,835
Kenvue Inc.
4.90%, 03/22/33	30	30,241
5.05%, 03/22/28	30	30,656
5.05%, 03/22/53	30	29,374
5.10%, 03/22/43	20	19,947
5.20%, 03/22/63	10	9,830
Procter & Gamble Co. (The)
1.00%, 04/23/26	5	4,790
1.90%, 02/01/27	5	4,766
2.45%, 11/03/26	15	14,501
2.80%, 03/25/27	40	38,780
3.00%, 03/25/30	45	42,047
3.60%, 03/25/50	15	12,127
3.95%, 01/26/28	10	9,958
4.10%, 01/26/26	15	14,971
5.55%, 03/05/37	5	5,420
5.80%, 08/15/34	10	10,919
Unilever Capital Corp.
2.00%, 07/28/26	5	4,817
3.50%, 03/22/28	150	146,358
5.90%, 11/15/32	31	33,650
		601,251
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,282
WW Grainger Inc., 4.60%, 06/15/45	20	18,649
		44,931
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	10	9,657
Security	Par (000)	Value
Diversified Financial Services (continued)
2.45%, 10/29/26	$50	$47,836
3.30%, 01/30/32	150	133,290
3.65%, 07/21/27	5	4,865
3.85%, 10/29/41	15	12,282
3.88%, 01/23/28	15	14,621
Affiliated Managers Group Inc., 3.30%, 06/15/30	25	23,030
Air Lease Corp.
1.88%, 08/15/26	30	28,585
2.10%, 09/01/28	5	4,545
2.88%, 01/15/26	15	14,680
2.88%, 01/15/32(b)	25	21,798
3.00%, 02/01/30	10	9,110
3.13%, 12/01/30	5	4,522
3.63%, 12/01/27	18	17,439
4.63%, 10/01/28	20	19,917
Aircastle Ltd., 4.25%, 06/15/26	15	14,836
Ally Financial Inc.
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	10	10,510
8.00%, 11/01/31	35	39,427
American Express Co.
1.65%, 11/04/26	45	42,580
3.13%, 05/20/26	5	4,901
3.30%, 05/03/27	50	48,558
4.05%, 05/03/29	25	24,626
4.05%, 12/03/42	20	17,624
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	20	19,462
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	15	15,114
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	25	25,371
Ameriprise Financial Inc.
2.88%, 09/15/26	40	38,921
5.15%, 05/15/33	25	25,517
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,585
Brookfield Finance Inc.
2.72%, 04/15/31	35	30,859
3.90%, 01/25/28	5	4,898
4.35%, 04/15/30	5	4,888
4.70%, 09/20/47	20	18,173
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	20	14,447
Capital One Financial Corp.
3.65%, 05/11/27	10	9,756
3.75%, 07/28/26	33	32,367
3.75%, 03/09/27	20	19,565
3.80%, 01/31/28	55	53,296
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	40	40,021
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	25	24,991
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	25	25,317
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	10	10,286
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	30	31,891
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	20	22,386
Cboe Global Markets Inc.
1.63%, 12/15/30	5	4,192
3.00%, 03/16/32	15	13,335
3.65%, 01/12/27	30	29,502
Charles Schwab Corp. (The)
1.15%, 05/13/26	25	23,822
1.65%, 03/11/31	15	12,535
1.95%, 12/01/31	5	4,153
2.00%, 03/20/28	35	32,305
2.30%, 05/13/31	10	8,672

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.45%, 03/03/27	$10	$9,561
2.90%, 03/03/32	5	4,417
3.25%, 05/22/29	5	4,734
4.00%, 02/01/29	20	19,595
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	5	5,144
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	30	31,552
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	15	16,112
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	25	26,349
CME Group Inc.
2.65%, 03/15/32	20	17,580
4.15%, 06/15/48	25	21,837
5.30%, 09/15/43	45	47,319
Discover Financial Services, 6.70%, 11/29/32	20	21,827
Eaton Vance Corp., 3.50%, 04/06/27	15	14,662
Franklin Resources Inc.
1.60%, 10/30/30	20	16,778
2.95%, 08/12/51	10	6,574
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	28,370
2.10%, 06/15/30	40	35,062
3.00%, 06/15/50	30	20,473
3.00%, 09/15/60	10	6,329
3.75%, 12/01/25	35	34,738
4.00%, 09/15/27	25	24,702
4.25%, 09/21/48	5	4,282
4.35%, 06/15/29	5	4,956
4.60%, 03/15/33	25	24,594
4.95%, 06/15/52	5	4,759
Invesco Finance PLC
3.75%, 01/15/26	5	4,945
5.38%, 11/30/43	10	9,830
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,566
2.75%, 10/15/32	20	16,829
4.15%, 01/23/30	10	9,644
6.25%, 01/15/36	35	37,101
Lazard Group LLC
3.63%, 03/01/27	5	4,873
4.38%, 03/11/29	5	4,912
Legg Mason Inc., 5.63%, 01/15/44	10	10,288
Mastercard Inc.
2.95%, 06/01/29	5	4,714
3.30%, 03/26/27	20	19,560
3.35%, 03/26/30	25	23,650
3.50%, 02/26/28	15	14,638
3.85%, 03/26/50	2	1,640
3.95%, 02/26/48	30	25,423
4.88%, 03/09/28	5	5,085
Nasdaq Inc.
1.65%, 01/15/31(b)	25	20,968
2.50%, 12/21/40	15	10,501
3.25%, 04/28/50(b)	15	10,641
3.85%, 06/30/26	20	19,755
5.55%, 02/15/34	45	46,416
6.10%, 06/28/63	10	10,651
Nomura Holdings Inc.
2.17%, 07/14/28	15	13,626
2.68%, 07/16/30	25	22,051
3.10%, 01/16/30	10	9,120
5.78%, 07/03/34	200	206,366
Radian Group Inc., 4.88%, 03/15/27	10	9,934
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51	$5	$3,860
4.65%, 04/01/30	15	15,077
4.95%, 07/15/46	20	18,878
Stifel Financial Corp., 4.00%, 05/15/30	10	9,555
Synchrony Financial
2.88%, 10/28/31	5	4,233
3.70%, 08/04/26	5	4,889
5.15%, 03/19/29	5	4,964
Visa Inc.
1.10%, 02/15/31	5	4,116
1.90%, 04/15/27	55	52,026
2.75%, 09/15/27	70	67,320
3.15%, 12/14/25	80	78,970
3.65%, 09/15/47	25	20,167
4.15%, 12/14/35	60	57,253
4.30%, 12/14/45	50	45,080
Voya Financial Inc.
3.65%, 06/15/26	5	4,914
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(c)	10	9,308
4.80%, 06/15/46	5	4,471
5.70%, 07/15/43	5	5,001
Western Union Co. (The)
1.35%, 03/15/26	15	14,319
2.75%, 03/15/31	10	8,622
		2,636,922
Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51	20	14,073
3.95%, 06/01/28	25	24,348
5.25%, 05/15/52	10	9,572
Series G, 4.15%, 05/01/49	10	7,916
Series H, 3.45%, 01/15/50	20	14,266
Series I, 2.10%, 07/01/30	15	13,016
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,868
4.50%, 06/15/52	10	8,804
5.40%, 03/15/53	35	35,335
AES Corp. (The)
1.38%, 01/15/26	40	38,384
2.45%, 01/15/31	5	4,244
Alabama Power Co.
3.00%, 03/15/52	10	6,856
3.05%, 03/15/32	30	26,902
3.75%, 03/01/45	25	20,218
Series A, 4.30%, 07/15/48	20	17,422
Ameren Corp.
1.75%, 03/15/28	5	4,558
3.65%, 02/15/26	5	4,932
Ameren Illinois Co.
2.90%, 06/15/51	10	6,681
3.25%, 03/15/50	10	7,206
3.85%, 09/01/32	10	9,369
5.90%, 12/01/52	5	5,436
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,258
3.25%, 03/01/50	15	10,248
5.63%, 03/01/33	5	5,169
Arizona Public Service Co.
2.20%, 12/15/31	5	4,194
2.65%, 09/15/50	15	9,166

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.35%, 05/15/50	$25	$17,838
3.75%, 05/15/46	10	7,752
5.55%, 08/01/33	5	5,125
Avangrid Inc., 3.80%, 06/01/29	15	14,385
Avista Corp., 4.35%, 06/01/48	5	4,330
Baltimore Gas & Electric Co.
2.40%, 08/15/26	10	9,656
3.75%, 08/15/47	25	19,610
5.40%, 06/01/53	20	20,168
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	13,078
3.70%, 07/15/30	20	19,126
3.80%, 07/15/48	10	7,843
4.25%, 10/15/50	30	25,089
4.45%, 01/15/49	20	17,429
4.50%, 02/01/45	20	18,189
4.60%, 05/01/53	5	4,406
5.95%, 05/15/37	5	5,367
6.13%, 04/01/36	5	5,398
Black Hills Corp.
2.50%, 06/15/30	10	8,792
3.95%, 01/15/26	10	9,896
5.95%, 03/15/28	30	31,154
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,015
5.30%, 04/01/53	10	10,010
Series AF, 3.35%, 04/01/51	35	25,567
Series ai., 4.45%, 10/01/32	20	19,515
Series Z, 2.40%, 09/01/26	5	4,815
CenterPoint Energy Inc.
2.95%, 03/01/30	16	14,551
3.70%, 09/01/49	10	7,496
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	4	3,919
CMS Energy Corp.
3.45%, 08/15/27	20	19,357
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	10	8,723
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	5	4,741
Commonwealth Edison Co.
3.70%, 08/15/28	5	4,867
4.00%, 03/01/48	5	4,113
4.00%, 03/01/49	20	16,357
4.70%, 01/15/44	20	18,522
5.30%, 02/01/53	10	9,967
Series 123, 3.75%, 08/15/47	25	19,778
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	8,403
4.90%, 07/01/33	5	5,014
5.25%, 01/15/53	25	25,295
Series A, 4.15%, 06/01/45	10	8,593
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	45	39,377
3.60%, 06/15/61	10	7,282
4.45%, 03/15/44	15	13,425
4.50%, 12/01/45	5	4,457
4.50%, 05/15/58	15	12,825
4.63%, 12/01/54	10	8,973
6.15%, 11/15/52	10	11,101
Series 05-A, 5.30%, 03/01/35	20	20,494
Series 09-C, 5.50%, 12/01/39	10	10,236
Series 2017, 3.88%, 06/15/47	15	12,042
Series 20B, 3.95%, 04/01/50	20	16,654
Security	Par (000)	Value
Electric (continued)
Series A, 4.13%, 05/15/49	$20	$16,593
Series B, 3.13%, 11/15/27	5	4,808
Series C, 3.00%, 12/01/60	40	25,162
Constellation Energy Generation LLC
5.60%, 06/15/42	12	12,146
5.80%, 03/01/33	25	26,222
6.13%, 01/15/34	15	16,104
6.25%, 10/01/39	10	10,809
6.50%, 10/01/53	25	28,015
Consumers Energy Co.
3.10%, 08/15/50	15	10,823
3.50%, 08/01/51	5	3,868
3.60%, 08/15/32	10	9,328
3.95%, 05/15/43	10	8,398
4.05%, 05/15/48	5	4,229
Dayton Power & Light Co. (The), 3.95%, 06/15/49	13	10,097
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	70	66,966
Series A, 4.60%, 03/15/49	5	4,332
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	15	15,924
Series C, 3.38%, 04/01/30	25	23,316
Series C, 4.90%, 08/01/41	10	9,339
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,695
Series A, 2.30%, 12/01/31	5	4,266
DTE Electric Co.
2.25%, 03/01/30	5	4,460
2.95%, 03/01/50	40	27,438
3.75%, 08/15/47	20	15,937
Series A, 4.00%, 04/01/43	10	8,517
DTE Energy Co.
2.85%, 10/01/26	10	9,687
4.88%, 06/01/28	5	5,030
Series C, 3.40%, 06/15/29	15	14,199
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	11,217
3.95%, 03/15/48	5	4,043
4.95%, 01/15/33	5	5,038
5.30%, 02/15/40	25	25,423
5.35%, 01/15/53	25	25,158
Duke Energy Corp.
2.65%, 09/01/26	25	24,180
3.30%, 06/15/41	25	19,117
3.50%, 06/15/51	10	7,167
3.75%, 09/01/46	40	30,972
4.20%, 06/15/49	20	16,281
4.30%, 03/15/28	5	4,952
4.50%, 08/15/32	5	4,861
4.80%, 12/15/45	10	9,049
5.00%, 08/15/52	35	32,190
Duke Energy Florida LLC
3.20%, 01/15/27	50	48,810
3.80%, 07/15/28	34	33,235
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,601
Series YYY, 3.25%, 10/01/49	30	21,397
Duke Energy Ohio Inc., 5.65%, 04/01/53	25	25,860
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,171
3.70%, 10/15/46	10	7,845

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.15%, 12/01/44	$38	$32,480
4.20%, 08/15/45	25	21,320
Edison International
4.13%, 03/15/28	5	4,898
5.25%, 11/15/28	60	60,726
5.75%, 06/15/27	20	20,448
El Paso Electric Co., 6.00%, 05/15/35	5	5,165
Emera U.S. Finance LP, 4.75%, 06/15/46	20	17,406
Enel Americas SA, 4.00%, 10/25/26	5	4,907
Enel Chile SA, 4.88%, 06/12/28	10	9,866
Entergy Arkansas LLC, 3.35%, 06/15/52	25	17,894
Entergy Corp.
1.90%, 06/15/28	15	13,679
2.40%, 06/15/31	5	4,297
2.80%, 06/15/30	15	13,579
2.95%, 09/01/26	40	38,826
3.75%, 06/15/50	15	11,321
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	15	15,401
Entergy Louisiana LLC
2.40%, 10/01/26	5	4,816
3.10%, 06/15/41	5	3,761
3.25%, 04/01/28	30	28,750
4.20%, 09/01/48	15	12,591
4.20%, 04/01/50	10	8,327
4.95%, 01/15/45	5	4,645
5.15%, 09/15/34	25	25,240
Evergy Kansas Central Inc.
3.10%, 04/01/27	45	43,684
3.25%, 09/01/49	25	17,646
4.25%, 12/01/45	15	12,721
Evergy Metro Inc.
4.20%, 06/15/47	15	12,504
Series 2020, 2.25%, 06/01/30	19	16,698
Eversource Energy
2.55%, 03/15/31	10	8,695
2.90%, 03/01/27	35	33,664
3.38%, 03/01/32	10	8,976
3.45%, 01/15/50	10	7,306
4.60%, 07/01/27	30	29,928
5.13%, 05/15/33	15	14,965
Series M, 3.30%, 01/15/28	20	19,174
Series R, 1.65%, 08/15/30	5	4,215
Series U, 1.40%, 08/15/26	5	4,724
Exelon Corp.
2.75%, 03/15/27	25	23,960
3.40%, 04/15/26	65	63,936
4.05%, 04/15/30	40	38,572
4.10%, 03/15/52	20	16,163
4.45%, 04/15/46	20	17,462
4.70%, 04/15/50	15	13,393
4.95%, 06/15/35	5	4,881
5.10%, 06/15/45	10	9,544
5.15%, 03/15/28	25	25,359
5.60%, 03/15/53	5	5,093
5.63%, 06/15/35	5	5,187
Florida Power & Light Co.
2.45%, 02/03/32	10	8,626
2.88%, 12/04/51	5	3,355
3.70%, 12/01/47	30	23,863
3.95%, 03/01/48	10	8,314
4.40%, 05/15/28	25	24,961
Security	Par (000)	Value
Electric (continued)
5.25%, 02/01/41	$15	$15,112
5.30%, 06/15/34	25	25,841
5.30%, 04/01/53	20	20,329
5.69%, 03/01/40	10	10,638
Fortis Inc./Canada, 3.06%, 10/04/26	40	38,784
Georgia Power Co.
4.70%, 05/15/32	25	24,885
5.00%, 02/23/27	50	50,581
5.13%, 05/15/52	5	4,888
Series A, 3.25%, 03/15/51	15	10,716
Series B, 3.70%, 01/30/50	5	3,874
Iberdrola International BV, 6.75%, 07/15/36	15	17,229
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,641
Interstate Power & Light Co.
3.10%, 11/30/51	10	6,797
4.10%, 09/26/28	5	4,905
6.25%, 07/15/39	10	10,826
ITC Holdings Corp., 3.35%, 11/15/27	15	14,510
Kentucky Utilities Co.
5.13%, 11/01/40	5	4,939
5.45%, 04/15/33	25	25,915
Louisville Gas & Electric Co., 5.45%, 04/15/33	20	20,747
MidAmerican Energy Co.
3.15%, 04/15/50	5	3,582
4.25%, 07/15/49	5	4,315
4.40%, 10/15/44	5	4,482
5.35%, 01/15/34	5	5,178
5.85%, 09/15/54	25	26,987
6.75%, 12/30/31	5	5,637
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,452
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	10	8,760
3.05%, 04/25/27	20	19,325
3.70%, 03/15/29	20	19,279
4.15%, 12/15/32	25	23,912
4.30%, 03/15/49	15	12,878
5.05%, 09/15/28	5	5,093
5.80%, 01/15/33	15	15,929
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,819
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	40	37,813
1.90%, 06/15/28	35	31,909
2.25%, 06/01/30	30	26,361
2.44%, 01/15/32	25	21,330
2.75%, 11/01/29	10	9,181
3.50%, 04/01/29	40	38,167
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	5	4,766
4.63%, 07/15/27	40	40,153
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	5	4,840
4.90%, 02/28/28	30	30,220
5.00%, 02/28/30	10	10,150
5.00%, 07/15/32	15	15,110
5.05%, 02/28/33	25	25,146
5.25%, 03/15/34	25	25,385
5.25%, 02/28/53	10	9,745
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	15	15,617
Northern States Power Co./MN
2.90%, 03/01/50	35	23,781
3.60%, 09/15/47	10	7,804
5.10%, 05/15/53	10	9,817
NorthWestern Corp., 4.18%, 11/15/44	20	16,847

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
1.95%, 08/15/31	$25	$21,161
4.40%, 03/01/44	5	4,430
4.55%, 06/01/52	10	8,908
Oglethorpe Power Corp.
4.50%, 04/01/47	10	8,623
5.25%, 09/01/50	7	6,606
5.38%, 11/01/40	10	9,794
5.95%, 11/01/39	20	20,918
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,648
3.80%, 08/15/28	5	4,872
4.15%, 04/01/47	10	8,292
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	15	9,468
3.75%, 04/01/45	5	4,036
3.80%, 09/30/47	20	16,105
4.55%, 09/15/32	5	4,926
4.55%, 12/01/41	19	17,414
4.60%, 06/01/52	10	8,853
5.75%, 03/15/29	30	31,349
Pacific Gas and Electric Co.
2.50%, 02/01/31	40	34,714
2.95%, 03/01/26	5	4,882
3.15%, 01/01/26	5	4,907
3.30%, 12/01/27	20	19,166
3.50%, 08/01/50	35	25,138
3.75%, 07/01/28	5	4,821
3.95%, 12/01/47	5	3,871
4.20%, 06/01/41	5	4,187
4.30%, 03/15/45	10	8,280
4.45%, 04/15/42	20	17,200
4.50%, 07/01/40	40	35,471
4.55%, 07/01/30	24	23,505
4.60%, 06/15/43	5	4,351
4.95%, 07/01/50	45	40,431
5.25%, 03/01/52	5	4,653
5.90%, 06/15/32	20	20,902
6.15%, 01/15/33	20	21,135
6.40%, 06/15/33	10	10,754
6.70%, 04/01/53	15	16,905
PacifiCorp
2.90%, 06/15/52	25	15,877
3.30%, 03/15/51	10	6,895
3.50%, 06/15/29	15	14,254
4.15%, 02/15/50	15	12,215
5.35%, 12/01/53	10	9,710
5.45%, 02/15/34	15	15,325
5.50%, 05/15/54	60	59,301
5.80%, 01/15/55	25	25,737
6.00%, 01/15/39	5	5,294
PPL Electric Utilities Corp.
4.15%, 06/15/48	30	25,594
5.00%, 05/15/33	5	5,070
5.25%, 05/15/53	25	25,278
Progress Energy Inc.
6.00%, 12/01/39	15	15,821
7.00%, 10/30/31	70	78,924
7.75%, 03/01/31	5	5,738
Public Service Co. of Colorado
4.05%, 09/15/49	25	20,267
Security	Par (000)	Value
Electric (continued)
4.50%, 06/01/52	$25	$21,827
Series 17, 6.25%, 09/01/37	20	21,981
Public Service Electric & Gas Co.
0.95%, 03/15/26	5	4,782
3.10%, 03/15/32	10	9,029
3.60%, 12/01/47	10	7,790
3.65%, 09/01/28	60	58,191
3.70%, 05/01/28	5	4,881
4.05%, 05/01/48	25	21,051
5.20%, 08/01/33	10	10,266
5.45%, 08/01/53	20	20,732
5.50%, 03/01/40	5	5,176
Public Service Enterprise Group Inc., 6.13%, 10/15/33	15	16,041
Puget Energy Inc.
2.38%, 06/15/28	20	18,358
4.10%, 06/15/30	20	18,973
Puget Sound Energy Inc.
3.25%, 09/15/49	6	4,244
5.45%, 06/01/53	25	25,179
San Diego Gas & Electric Co.
2.50%, 05/15/26	10	9,731
Series TTT, 4.10%, 06/15/49	20	16,495
Series VVV, 1.70%, 10/01/30	10	8,510
Series WWW, 2.95%, 08/15/51	25	17,174
Sempra
3.25%, 06/15/27	155	149,833
3.80%, 02/01/38	90	77,318
4.00%, 02/01/48	25	20,058
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	10	9,511
5.50%, 08/01/33	5	5,149
Sierra Pacific Power Co., 2.60%, 05/01/26	5	4,868
Southern California Edison Co.
2.25%, 06/01/30	5	4,410
3.65%, 02/01/50	15	11,423
4.00%, 04/01/47	20	16,304
4.05%, 03/15/42	10	8,394
4.65%, 10/01/43	10	9,151
5.20%, 06/01/34	25	25,335
5.45%, 06/01/31	25	25,850
5.50%, 03/15/40	10	10,179
5.70%, 03/01/53	5	5,167
5.85%, 11/01/27	25	25,868
5.88%, 12/01/53	10	10,584
6.65%, 04/01/29	25	26,697
Series B, 4.88%, 03/01/49	15	13,810
Series C, 4.13%, 03/01/48	20	16,561
Series E, 5.45%, 06/01/52	5	4,976
Southern Co. (The)
3.25%, 07/01/26	50	48,990
4.25%, 07/01/36	15	13,900
4.40%, 07/01/46	26	22,598
4.85%, 06/15/28	5	5,050
5.11%, 08/01/27	20	20,286
Series A, 3.70%, 04/30/30	15	14,265
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	55	53,954
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,386
5.30%, 04/01/33	35	35,403
Series L, 3.85%, 02/01/48	20	15,264
Series M, 4.10%, 09/15/28	15	14,692

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series N, 1.65%, 03/15/26	$10	$9,597
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,938
Tampa Electric Co.
2.40%, 03/15/31	20	17,376
4.10%, 06/15/42	5	4,273
4.30%, 06/15/48	5	4,223
5.00%, 07/15/52	5	4,690
Tucson Electric Power Co., 4.00%, 06/15/50	10	8,052
Union Electric Co.
2.63%, 03/15/51	20	12,593
2.95%, 06/15/27	5	4,817
3.90%, 04/01/52	15	12,087
5.45%, 03/15/53	15	15,155
Virginia Electric & Power Co.
2.45%, 12/15/50	39	23,568
2.95%, 11/15/51	15	9,983
4.00%, 01/15/43	30	25,263
4.60%, 12/01/48	25	22,221
5.00%, 04/01/33	40	40,206
5.45%, 04/01/53	5	5,062
5.70%, 08/15/53	30	31,412
8.88%, 11/15/38	5	6,739
Series A, 3.15%, 01/15/26	85	83,685
Series B, 2.95%, 11/15/26	25	24,265
Series B, 3.75%, 05/15/27	5	4,906
Series B, 3.80%, 09/15/47	5	3,949
Series C, 4.00%, 11/15/46	30	24,559
Series C, 4.63%, 05/15/52	5	4,462
WEC Energy Group Inc.
1.38%, 10/15/27	45	41,222
4.75%, 01/09/26	45	45,038
Wisconsin Power and Light Co., 3.00%, 07/01/29	30	28,016
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,570
3.30%, 09/01/49	20	14,576
3.67%, 12/01/42	5	4,055
Xcel Energy Inc.
2.60%, 12/01/29	15	13,544
3.40%, 06/01/30	30	27,905
3.50%, 12/01/49	20	14,556
4.00%, 06/15/28	30	29,286
5.50%, 03/15/34	25	25,558
		6,126,698
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	10	9,395
1.95%, 10/15/30	20	17,348
2.00%, 12/21/28	45	40,959
2.80%, 12/21/51	10	6,580
5.25%, 11/15/39	10	10,208
		84,490
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,130
Amphenol Corp., 2.20%, 09/15/31	20	16,988
Arrow Electronics Inc., 2.95%, 02/15/32	5	4,324
Flex Ltd.
4.88%, 06/15/29	10	9,928
4.88%, 05/12/30	10	9,891
Fortive Corp., 3.15%, 06/15/26	40	39,069
Security	Par (000)	Value
Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27	$10	$9,315
1.75%, 09/01/31	5	4,184
1.95%, 06/01/30	50	43,764
2.50%, 11/01/26	40	38,646
2.70%, 08/15/29	5	4,637
2.80%, 06/01/50	5	3,380
3.81%, 11/21/47	35	28,383
4.95%, 02/15/28	75	76,438
5.70%, 03/15/36	35	37,555
Hubbell Inc.
2.30%, 03/15/31	10	8,610
3.15%, 08/15/27	5	4,810
3.35%, 03/01/26	5	4,918
Jabil Inc.
1.70%, 04/15/26	10	9,582
3.00%, 01/15/31	5	4,464
4.25%, 05/15/27	15	14,817
Keysight Technologies Inc.
3.00%, 10/30/29	10	9,226
4.60%, 04/06/27	15	14,986
TD SYNNEX Corp.
1.75%, 08/09/26	10	9,488
2.38%, 08/09/28	10	9,167
2.65%, 08/09/31	10	8,506
Trimble Inc., 4.90%, 06/15/28	5	5,015
Tyco Electronics Group SA
4.50%, 02/13/26	5	4,999
7.13%, 10/01/37	10	11,731
Vontier Corp.
1.80%, 04/01/26	10	9,585
2.40%, 04/01/28	10	9,145
2.95%, 04/01/31	5	4,359
		475,040
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	30	30,911
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	45	43,598
4.05%, 03/15/29	30	28,406
4.28%, 03/15/32	45	40,659
5.05%, 03/15/42	25	21,148
5.14%, 03/15/52	55	44,266
5.39%, 03/15/62	40	31,964
		210,041
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,208
Republic Services Inc.
1.45%, 02/15/31	30	24,825
2.30%, 03/01/30	5	4,453
3.05%, 03/01/50	15	10,582
4.88%, 04/01/29	25	25,247
5.00%, 12/15/33	10	10,070
5.00%, 04/01/34	5	5,028
Waste Connections Inc.
2.95%, 01/15/52	30	19,989
3.20%, 06/01/32	25	22,418
4.20%, 01/15/33	5	4,765
4.25%, 12/01/28	35	34,592

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
1.50%, 03/15/31	$10	$8,304
2.00%, 06/01/29	5	4,496
2.50%, 11/15/50	15	9,298
2.95%, 06/01/41	15	11,399
4.15%, 07/15/49	10	8,583
4.63%, 02/15/30	5	5,008
4.88%, 02/15/34(b)	20	20,114
		233,379
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,284
Conagra Brands Inc.
1.38%, 11/01/27	25	22,783
4.85%, 11/01/28	35	35,110
5.40%, 11/01/48	25	23,990
Flowers Foods Inc.
2.40%, 03/15/31	10	8,615
3.50%, 10/01/26	5	4,886
General Mills Inc.
2.25%, 10/14/31	5	4,260
3.00%, 02/01/51	25	16,728
3.20%, 02/10/27	25	24,284
4.95%, 03/29/33	20	19,953
Hershey Co. (The)
2.30%, 08/15/26	10	9,657
3.13%, 11/15/49	15	10,626
Hormel Foods Corp., 3.05%, 06/03/51	5	3,478
Ingredion Inc., 2.90%, 06/01/30	10	9,134
J.M. Smucker Co. (The)
2.13%, 03/15/32(b)	10	8,320
2.75%, 09/15/41	35	24,554
4.25%, 03/15/35	5	4,658
6.20%, 11/15/33	15	16,128
6.50%, 11/15/53	10	11,209
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	15	12,819
3.75%, 12/01/31	5	4,514
5.50%, 01/15/30	20	20,141
6.50%, 12/01/52	20	21,265
6.75%, 03/15/34	28	30,577
7.25%, 11/15/53	15	17,405
Kellanova
2.10%, 06/01/30	10	8,790
3.25%, 04/01/26	15	14,745
3.40%, 11/15/27	40	38,728
4.30%, 05/15/28	20	19,766
Series B, 7.45%, 04/01/31	15	17,075
Kraft Heinz Foods Co.
3.00%, 06/01/26	5	4,880
3.75%, 04/01/30	5	4,784
3.88%, 05/15/27	5	4,914
4.25%, 03/01/31(b)	10	9,731
4.38%, 06/01/46	20	16,995
4.63%, 01/30/29	25	25,098
4.88%, 10/01/49	15	13,541
5.00%, 06/04/42	35	33,002
5.20%, 07/15/45	30	28,429
5.50%, 06/01/50	5	4,930
6.75%, 03/15/32	10	11,116
Security	Par (000)	Value
Food (continued)
Kroger Co. (The)
1.70%, 01/15/31	$10	$8,379
2.65%, 10/15/26	25	24,112
3.50%, 02/01/26	20	19,727
3.95%, 01/15/50	25	19,930
4.45%, 02/01/47	15	12,955
4.50%, 01/15/29	20	19,903
5.00%, 09/15/34	25	24,889
5.15%, 08/01/43	15	14,379
7.50%, 04/01/31	5	5,744
McCormick & Co. Inc./MD
0.90%, 02/15/26	10	9,565
4.20%, 08/15/47	20	17,006
4.95%, 04/15/33	5	5,003
Mondelez International Inc.
1.88%, 10/15/32(b)	20	16,371
2.63%, 03/17/27	85	81,492
2.63%, 09/04/50	50	31,277
2.75%, 04/13/30	5	4,543
3.00%, 03/17/32	10	8,874
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	8,804
4.25%, 04/15/31	15	14,014
6.25%, 07/01/33	15	15,713
Sysco Corp.
3.30%, 07/15/26	25	24,485
3.30%, 02/15/50	5	3,570
4.85%, 10/01/45	15	13,754
5.95%, 04/01/30	35	36,887
6.60%, 04/01/40	10	11,122
6.60%, 04/01/50	5	5,696
The Campbell's Co.
2.38%, 04/24/30	10	8,850
3.13%, 04/24/50	5	3,430
4.15%, 03/15/28	65	63,984
Tyson Foods Inc.
3.55%, 06/02/27	25	24,367
4.00%, 03/01/26	15	14,872
4.35%, 03/01/29	5	4,907
4.88%, 08/15/34	15	14,688
5.10%, 09/28/48	35	32,760
		1,263,954
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	10	8,507
4.40%, 08/15/47	20	17,255
5.00%, 09/15/35	5	5,018
6.00%, 11/15/41	20	21,404
Suzano Austria GmbH
2.50%, 09/15/28	40	36,302
3.13%, 01/15/32	5	4,247
3.75%, 01/15/31	15	13,513
Suzano International Finance BV, 5.50%, 01/17/27	10	10,077
		116,323
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,391
2.63%, 09/15/29	95	87,655
2.85%, 02/15/52	5	3,252
3.00%, 06/15/27	140	135,290

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.13%, 03/15/49	$9	$7,473
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,249
4.10%, 09/01/47	10	8,151
5.25%, 03/01/28	5	5,100
5.40%, 03/01/33	10	10,296
5.85%, 01/15/41	5	5,216
National Fuel Gas Co., 5.50%, 01/15/26	5	5,021
NiSource Inc.
1.70%, 02/15/31	30	24,971
2.95%, 09/01/29	5	4,625
3.49%, 05/15/27	20	19,508
3.95%, 03/30/48	15	12,052
4.38%, 05/15/47	15	12,960
4.80%, 02/15/44	15	13,896
5.00%, 06/15/52	15	14,003
5.25%, 02/15/43	10	9,816
5.65%, 02/01/45	5	5,103
ONE Gas Inc.
2.00%, 05/15/30	10	8,767
4.66%, 02/01/44	5	4,587
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	25	17,628
4.65%, 08/01/43	20	18,150
5.05%, 05/15/52	5	4,645
Southern California Gas Co.
3.75%, 09/15/42	10	8,223
5.75%, 06/01/53	5	5,258
Series XX, 2.55%, 02/01/30	50	45,368
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,320
5.88%, 03/15/41	15	15,832
Series 2020-A, 1.75%, 01/15/31	30	25,072
Series 21A, 3.15%, 09/30/51	25	17,085
Southwest Gas Corp.
2.20%, 06/15/30	15	13,145
4.05%, 03/15/32	10	9,445
4.15%, 06/01/49	10	8,000
5.45%, 03/23/28	40	40,853
5.80%, 12/01/27	10	10,263
Spire Missouri Inc., 3.30%, 06/01/51	10	7,148
Washington Gas Light Co.
3.65%, 09/15/49	5	3,786
Series K, 3.80%, 09/15/46	5	3,952
		668,555
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	5	5,051
6.05%, 04/15/28	10	10,277
6.30%, 02/15/30	10	10,423
6.40%, 04/15/33	20	21,109
Snap-on Inc., 3.10%, 05/01/50	10	7,070
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	9,673
2.75%, 11/15/50	20	12,220
4.25%, 11/15/28	5	4,926
6.00%, 03/06/28	65	67,748
		148,497
Security	Par (000)	Value
Health Care - Products — 0.3%
Abbott Laboratories
3.75%, 11/30/26	$60	$59,345
4.75%, 11/30/36	20	19,859
4.75%, 04/15/43	5	4,898
4.90%, 11/30/46	5	4,903
5.30%, 05/27/40	30	31,281
6.00%, 04/01/39	5	5,565
6.15%, 11/30/37	20	22,429
Agilent Technologies Inc.
2.10%, 06/04/30	15	13,058
2.30%, 03/12/31	20	17,303
Baxter International Inc.
1.73%, 04/01/31	25	20,751
1.92%, 02/01/27	25	23,567
2.54%, 02/01/32(b)	5	4,264
2.60%, 08/15/26	10	9,658
3.13%, 12/01/51	25	16,505
Boston Scientific Corp.
2.65%, 06/01/30	35	31,660
4.00%, 03/01/28	5	4,915
4.70%, 03/01/49	12	11,206
Danaher Corp.
2.80%, 12/10/51	25	16,474
4.38%, 09/15/45	15	13,509
Dentsply Sirona Inc., 3.25%, 06/01/30	20	17,944
DH Europe Finance II SARL
2.60%, 11/15/29	20	18,308
3.40%, 11/15/49	20	15,042
GE HealthCare Technologies Inc., 5.86%, 03/15/30	5	5,241
Koninklijke Philips NV
5.00%, 03/15/42	5	4,702
6.88%, 03/11/38	10	11,165
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,905
Medtronic Inc.
4.38%, 03/15/35	20	19,301
4.63%, 03/15/45	55	50,971
Revvity Inc.
1.90%, 09/15/28	10	9,011
2.55%, 03/15/31	15	12,911
3.30%, 09/15/29	10	9,326
Solventum Corp.
5.40%, 03/01/29(a)	25	25,377
5.60%, 03/23/34(a)	25	25,447
5.90%, 04/30/54(a)	15	15,371
Stryker Corp.
2.90%, 06/15/50	20	13,779
4.10%, 04/01/43	10	8,578
4.38%, 05/15/44	10	8,814
4.63%, 03/15/46	15	13,657
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,231
2.60%, 10/01/29	22	20,241
2.80%, 10/15/41	10	7,365
4.10%, 08/15/47	15	12,830
4.80%, 11/21/27	5	5,059
4.95%, 08/10/26	25	25,208
4.98%, 08/10/30	25	25,484
5.40%, 08/10/43(b)	5	5,129
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26	5	4,918
		731,465

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 1.3%
Adventist Health System/West, 3.63%, 03/01/49	$5	$3,659
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,840
Aetna Inc.
3.88%, 08/15/47	5	3,784
4.50%, 05/15/42	10	8,594
4.75%, 03/15/44	5	4,366
6.63%, 06/15/36	15	16,411
6.75%, 12/15/37	10	10,958
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,324
Allina Health System, Series 2019, 3.89%, 04/15/49	5	4,068
Ascension Health
4.85%, 11/15/53	5	4,765
Series B, 3.11%, 11/15/39	25	19,889
Banner Health, 2.91%, 01/01/51	15	10,209
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,743
Baylor Scott & White Holdings, 3.97%, 11/15/46	50	42,199
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	5	3,539
Centene Corp.
2.45%, 07/15/28	40	36,215
2.50%, 03/01/31	25	21,034
2.63%, 08/01/31	10	8,374
3.00%, 10/15/30	30	26,208
3.38%, 02/15/30	30	27,043
4.25%, 12/15/27	10	9,689
4.63%, 12/15/29	35	33,548
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,507
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,615
Cigna Group (The)
2.38%, 03/15/31	30	25,922
2.40%, 03/15/30	25	22,220
3.40%, 03/01/27	5	4,871
3.40%, 03/15/50	35	24,835
3.40%, 03/15/51	35	24,675
4.38%, 10/15/28	70	69,395
4.50%, 02/25/26	4	3,995
4.80%, 08/15/38	35	33,194
4.80%, 07/15/46	15	13,605
CommonSpirit Health, 3.35%, 10/01/29	40	37,704
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,820
Dignity Health, 5.27%, 11/01/64	5	4,783
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	5	4,169
Elevance Health Inc.
1.50%, 03/15/26	10	9,610
2.25%, 05/15/30	5	4,393
2.88%, 09/15/29	55	50,631
3.13%, 05/15/50	20	13,616
3.65%, 12/01/27	40	38,993
4.10%, 03/01/28	55	54,116
4.38%, 12/01/47	15	12,763
4.55%, 03/01/48	15	13,078
4.75%, 02/15/33	30	29,404
5.13%, 02/15/53	5	4,710
5.38%, 06/15/34	25	25,487
5.50%, 10/15/32	20	20,683
5.70%, 02/15/55	15	15,419
Security	Par (000)	Value
Health Care - Services (continued)
5.85%, 11/01/64	$10	$10,310
6.10%, 10/15/52	15	16,060
6.38%, 06/15/37	25	27,399
Hackensack Meridian Health Inc.
4.21%, 07/01/48	10	8,713
4.50%, 07/01/57	10	8,877
HCA Inc.
3.50%, 09/01/30	45	41,545
3.50%, 07/15/51	30	20,673
3.63%, 03/15/32	20	18,054
4.38%, 03/15/42	21	17,852
4.50%, 02/15/27	10	9,928
4.63%, 03/15/52	5	4,151
5.13%, 06/15/39	20	19,009
5.20%, 06/01/28	10	10,122
5.25%, 06/15/26	5	5,015
5.25%, 06/15/49	25	22,955
5.38%, 09/01/26	40	40,214
5.50%, 06/15/47	5	4,796
5.60%, 04/01/34	50	50,637
5.88%, 02/15/26	5	5,039
5.90%, 06/01/53	25	25,038
6.00%, 04/01/54	25	25,381
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	4,002
Humana Inc.
1.35%, 02/03/27	65	60,467
3.13%, 08/15/29	35	32,476
3.95%, 03/15/27	10	9,836
4.80%, 03/15/47	15	13,062
4.95%, 10/01/44	10	8,975
5.75%, 03/01/28	75	77,036
5.75%, 12/01/28	15	15,454
5.88%, 03/01/33	5	5,170
5.95%, 03/15/34	25	25,979
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	4,194
Inova Health System Foundation, 4.07%, 05/15/52(b)	5	4,250
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,823
IQVIA Inc., 6.25%, 02/01/29	5	5,222
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	12,981
4.88%, 04/01/42	15	14,626
Series 2021, 2.81%, 06/01/41	22	16,347
Laboratory Corp. of America Holdings
1.55%, 06/01/26	40	38,213
2.70%, 06/01/31	15	13,151
2.95%, 12/01/29	15	13,752
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	25	20,358
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,229
Series 2016, 4.13%, 11/15/52	10	8,675
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,307
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	15	11,004
Series 2019, 3.74%, 07/01/49	5	3,387
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	7,462
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	9,299
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,909

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.98%, 11/01/46	$15	$12,108
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,224
Novant Health Inc.
2.64%, 11/01/36	10	7,982
3.17%, 11/01/51	5	3,520
3.32%, 11/01/61	10	6,807
OhioHealth Corp., 2.83%, 11/15/41	10	7,381
Orlando Health Obligated Group
3.33%, 10/01/50	10	7,431
4.09%, 10/01/48	5	4,280
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,535
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,350
Series 2042, 2.72%, 01/01/42	10	7,210
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,827
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	10	6,179
Series A, 3.93%, 10/01/48	5	3,989
Series I, 3.74%, 10/01/47	5	3,885
Quest Diagnostics Inc.
2.80%, 06/30/31	10	8,842
2.95%, 06/30/30	15	13,662
3.45%, 06/01/26	20	19,640
4.20%, 06/30/29	10	9,808
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,314
Stanford Health Care
3.03%, 08/15/51	10	7,017
Series 2018, 3.80%, 11/15/48	10	8,257
Sutter Health, Series 20A, 3.36%, 08/15/50	45	33,678
Toledo Hospital (The), 5.75%, 11/15/38	5	5,033
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,818
UnitedHealth Group Inc.
2.30%, 05/15/31	5	4,342
2.90%, 05/15/50	20	13,324
2.95%, 10/15/27	25	24,060
3.10%, 03/15/26	25	24,631
3.13%, 05/15/60	10	6,454
3.25%, 05/15/51	20	14,172
3.45%, 01/15/27	35	34,351
3.50%, 08/15/39	20	16,648
3.70%, 08/15/49	20	15,541
3.75%, 10/15/47	10	7,918
3.88%, 08/15/59	15	11,459
4.20%, 05/15/32	15	14,518
4.25%, 01/15/29	10	9,918
4.25%, 03/15/43	45	40,085
4.25%, 06/15/48	50	42,656
4.38%, 03/15/42	20	17,995
4.50%, 04/15/33	25	24,424
4.63%, 07/15/35	35	34,277
4.75%, 07/15/45	39	36,478
4.75%, 05/15/52	20	18,332
5.05%, 04/15/53	40	38,263
5.15%, 07/15/34	50	50,919
5.25%, 02/15/28	10	10,244
5.35%, 02/15/33	50	51,782
5.63%, 07/15/54	25	25,968
Security	Par (000)	Value
Health Care - Services (continued)
5.70%, 10/15/40	$10	$10,493
5.75%, 07/15/64	25	26,158
5.95%, 02/15/41	15	16,045
6.05%, 02/15/63	20	21,817
6.88%, 02/15/38	88	103,315
Universal Health Services Inc.
1.65%, 09/01/26	15	14,169
2.65%, 10/15/30	20	17,406
WakeMed, Series A, 3.29%, 10/01/52	5	3,622
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	5	4,386
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	10	6,179
		2,748,212
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26	10	9,528
2.88%, 06/15/28	25	23,053
3.20%, 11/15/31	5	4,350
3.88%, 01/15/26	20	19,735
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26	5	4,754
Blackstone Private Credit Fund
2.63%, 12/15/26	15	14,217
3.25%, 03/15/27	20	19,133
4.00%, 01/15/29	5	4,761
Blackstone Secured Lending Fund
2.13%, 02/15/27	10	9,346
2.85%, 09/30/28	20	18,281
3.63%, 01/15/26	5	4,909
Blue Owl Capital Corp.
2.63%, 01/15/27	5	4,710
2.88%, 06/11/28	15	13,707
3.40%, 07/15/26	10	9,680
Blue Owl Capital Corp. III, 3.13%, 04/13/27	5	4,719
Blue Owl Credit Income Corp.
4.70%, 02/08/27	10	9,802
7.75%, 09/16/27	5	5,248
FS KKR Capital Corp.
2.63%, 01/15/27(b)	5	4,723
3.13%, 10/12/28	15	13,674
3.25%, 07/15/27	10	9,481
3.40%, 01/15/26	10	9,788
Golub Capital BDC Inc.
2.05%, 02/15/27	5	4,654
2.50%, 08/24/26	10	9,521
Prospect Capital Corp.
3.44%, 10/15/28(b)	5	4,382
3.71%, 01/22/26(b)	5	4,877
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	5	4,780
6.95%, 08/14/28	5	5,245
		251,058
Home Builders — 0.1%
DR Horton Inc., 1.40%, 10/15/27	15	13,756
Lennar Corp.
4.75%, 11/29/27	60	60,235
5.25%, 06/01/26	5	5,031
MDC Holdings Inc.
2.50%, 01/15/31	5	4,392
3.85%, 01/15/30	5	4,758

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
3.97%, 08/06/61(b)	$5	$4,031
6.00%, 01/15/43	15	15,561
PulteGroup Inc.
5.00%, 01/15/27	35	35,173
6.38%, 05/15/33	5	5,407
7.88%, 06/15/32	5	5,850
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,763
4.35%, 02/15/28	10	9,848
4.88%, 03/15/27	5	5,010
		173,815
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27	40	38,130
Whirlpool Corp.
4.50%, 06/01/46	10	8,092
4.60%, 05/15/50	10	8,002
4.70%, 05/14/32	5	4,779
4.75%, 02/26/29(b)	10	9,905
		68,908
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,032
Clorox Co. (The)
1.80%, 05/15/30	35	30,185
3.10%, 10/01/27	25	24,029
3.90%, 05/15/28	5	4,903
Kimberly-Clark Corp.
1.05%, 09/15/27	10	9,143
2.88%, 02/07/50	15	10,312
3.10%, 03/26/30	10	9,349
3.20%, 04/25/29	15	14,354
3.20%, 07/30/46	10	7,396
3.90%, 05/04/47	25	20,527
4.50%, 02/16/33	5	4,981
6.63%, 08/01/37	10	11,631
		151,842
Insurance — 1.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,058
Aflac Inc.
2.88%, 10/15/26	5	4,852
3.60%, 04/01/30	25	23,864
Alleghany Corp.
3.63%, 05/15/30	25	23,825
4.90%, 09/15/44	10	9,558
Allstate Corp. (The)
0.75%, 12/15/25	5	4,804
3.28%, 12/15/26	5	4,881
3.85%, 08/10/49	5	3,969
4.20%, 12/15/46	15	12,669
4.50%, 06/15/43	15	13,386
5.95%, 04/01/36	10	10,844
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(c)	5	5,206
American International Group Inc.
3.88%, 01/15/35	10	9,080
4.20%, 04/01/28	10	9,862
4.38%, 06/30/50	20	17,383
4.50%, 07/16/44	10	8,950
4.75%, 04/01/48	15	13,849
4.80%, 07/10/45	10	9,280
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	15	14,908
Security	Par (000)	Value
Insurance (continued)
American National Group Inc., 5.00%, 06/15/27	$5	$4,987
Aon Corp.
2.80%, 05/15/30	5	4,537
3.75%, 05/02/29	4	3,856
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	40	33,722
2.90%, 08/23/51	10	6,532
3.90%, 02/28/52	10	7,811
5.35%, 02/28/33	5	5,123
Aon Global Ltd.
3.88%, 12/15/25	35	34,705
4.75%, 05/15/45	5	4,548
Aon North America Inc.
5.15%, 03/01/29	25	25,418
5.45%, 03/01/34	25	25,700
5.75%, 03/01/54	25	25,949
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,932
Arch Capital Group Ltd.
3.64%, 06/30/50	25	18,883
7.35%, 05/01/34	5	5,785
Arthur J Gallagher & Co.
3.50%, 05/20/51	10	7,266
5.45%, 07/15/34	25	25,676
5.75%, 03/02/53	25	25,616
Assurant Inc.
3.70%, 02/22/30	10	9,406
4.90%, 03/27/28	5	5,004
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	15	13,492
6.13%, 09/15/28(b)	5	5,241
Athene Holding Ltd.
3.45%, 05/15/52(b)	5	3,392
3.95%, 05/25/51	15	11,458
4.13%, 01/12/28	74	72,605
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,802
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,764
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,442
2.88%, 03/15/32(b)	25	22,442
3.85%, 03/15/52	35	28,181
4.20%, 08/15/48	20	17,525
4.25%, 01/15/49	30	26,609
4.30%, 05/15/43	15	13,592
5.75%, 01/15/40	25	27,411
Berkshire Hathaway Inc.
3.13%, 03/15/26	25	24,599
4.50%, 02/11/43(b)	20	19,189
Brighthouse Financial Inc., 5.63%, 05/15/30(b)	15	15,536
Brown & Brown Inc.
2.38%, 03/15/31	10	8,579
4.20%, 03/17/32	45	42,329
4.50%, 03/15/29	10	9,878
4.95%, 03/17/52	10	9,015
Chubb INA Holdings LLC
3.05%, 12/15/61	25	16,243
3.35%, 05/03/26	27	26,582
4.35%, 11/03/45	25	22,308
CNA Financial Corp.
3.90%, 05/01/29	25	24,222
4.50%, 03/01/26	25	24,926
CNO Financial Group Inc., 5.25%, 05/30/29	10	10,039

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial Inc.
3.65%, 04/05/27	$45	$43,917
3.90%, 04/05/32	15	13,936
4.35%, 04/05/42	10	8,657
4.40%, 04/05/52	15	12,632
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	20	20,430
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	10	9,500
Enstar Group Ltd.
3.10%, 09/01/31	5	4,298
4.95%, 06/01/29	10	9,945
Equitable Holdings Inc.
4.35%, 04/20/28	25	24,694
5.00%, 04/20/48	11	10,296
5.59%, 01/11/33	5	5,159
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	20	13,218
4.87%, 06/01/44	5	4,531
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	14,843
4.85%, 04/17/28	20	19,989
6.00%, 12/07/33	25	26,127
Fidelity National Financial Inc.
2.45%, 03/15/31	45	38,709
3.40%, 06/15/30	10	9,198
4.50%, 08/15/28	20	19,815
First American Financial Corp., 2.40%, 08/15/31	10	8,318
Globe Life Inc.
2.15%, 08/15/30	5	4,279
4.80%, 06/15/32	10	9,829
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	20	19,870
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	25	16,622
5.95%, 10/15/36	5	5,330
Jackson Financial Inc.
3.13%, 11/23/31	5	4,346
4.00%, 11/23/51	5	3,683
5.67%, 06/08/32	5	5,134
Kemper Corp.
2.40%, 09/30/30	15	12,799
3.80%, 02/23/32	25	22,547
Lincoln National Corp.
3.40%, 01/15/31	25	22,844
3.63%, 12/12/26	10	9,780
3.80%, 03/01/28	65	63,185
Loews Corp., 3.75%, 04/01/26	10	9,890
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	25	24,427
4.15%, 03/04/26	6	5,971
Markel Group Inc.
3.35%, 09/17/29	15	14,151
3.45%, 05/07/52	15	10,524
3.50%, 11/01/27	10	9,682
4.15%, 09/17/50	10	7,975
5.00%, 04/05/46	5	4,565
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	17,543
3.75%, 03/14/26	20	19,822
4.20%, 03/01/48	25	21,299
4.38%, 03/15/29	40	39,751
Security	Par (000)	Value
Insurance (continued)
4.75%, 03/15/39	$10	$9,622
4.90%, 03/15/49	5	4,714
5.40%, 09/15/33	25	26,084
5.45%, 03/15/53	10	10,180
5.75%, 11/01/32	10	10,596
5.88%, 08/01/33	5	5,389
MetLife Inc.
4.60%, 05/13/46	10	9,162
4.88%, 11/13/43	20	19,035
5.25%, 01/15/54	10	9,932
5.38%, 07/15/33	20	20,795
5.70%, 06/15/35	30	31,804
6.38%, 06/15/34	5	5,530
Old Republic International Corp., 3.88%, 08/26/26	30	29,528
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,081
Primerica Inc., 2.80%, 11/19/31	5	4,343
Principal Financial Group Inc.
2.13%, 06/15/30	5	4,377
3.70%, 05/15/29	10	9,619
4.30%, 11/15/46	10	8,654
4.35%, 05/15/43	10	8,843
5.38%, 03/15/33	5	5,139
Progressive Corp. (The)
3.00%, 03/15/32	5	4,492
4.00%, 03/01/29	20	19,659
4.13%, 04/15/47	5	4,253
4.20%, 03/15/48	25	21,600
6.25%, 12/01/32	75	83,082
Prudential Financial Inc.
2.10%, 03/10/30	10	8,909
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	20	18,111
3.70%, 03/13/51	5	3,817
3.88%, 03/27/28	50	49,082
3.91%, 12/07/47	10	8,035
4.35%, 02/25/50	10	8,603
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(b)(c)	5	4,842
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	25	24,023
5.70%, 12/14/36	10	10,606
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	10	10,104
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	5	5,258
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,801
Reinsurance Group of America Inc., 3.95%, 09/15/26	35	34,535
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,387
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,763
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,352
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	10,406
4.10%, 03/04/49	5	4,218
4.60%, 08/01/43	5	4,629
5.45%, 05/25/53	5	5,190
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,207
Unum Group, 4.50%, 12/15/49	15	12,549
W R Berkley Corp., 4.00%, 05/12/50	15	12,053
Willis North America Inc.
2.95%, 09/15/29	25	23,041
4.65%, 06/15/27	5	4,990
5.05%, 09/15/48	10	9,299
5.35%, 05/15/33	25	25,430
		2,451,898

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.7%
Alibaba Group Holding Ltd.
3.25%, 02/09/61	$5	$3,277
3.40%, 12/06/27	200	192,905
Alphabet Inc.
1.10%, 08/15/30	50	42,108
1.90%, 08/15/40	40	27,358
2.25%, 08/15/60(b)	25	14,550
Amazon.com Inc.
1.00%, 05/12/26	45	42,941
1.50%, 06/03/30	10	8,555
2.50%, 06/03/50	25	15,843
2.70%, 06/03/60	25	15,280
2.88%, 05/12/41	40	30,663
3.10%, 05/12/51	60	42,763
3.15%, 08/22/27	33	32,030
3.25%, 05/12/61	5	3,468
3.30%, 04/13/27	10	9,778
3.45%, 04/13/29	40	38,750
3.88%, 08/22/37	55	49,964
3.95%, 04/13/52	20	16,689
4.05%, 08/22/47	70	60,524
4.10%, 04/13/62	5	4,157
4.25%, 08/22/57	15	13,022
4.60%, 12/01/25	100	100,256
4.65%, 12/01/29	20	20,316
4.70%, 12/01/32	30	30,326
4.80%, 12/05/34	115	116,842
Booking Holdings Inc.
3.60%, 06/01/26	15	14,806
4.63%, 04/13/30	25	25,074
eBay Inc.
1.40%, 05/10/26	25	23,870
2.70%, 03/11/30	20	18,086
3.60%, 06/05/27	15	14,681
3.65%, 05/10/51	15	11,230
4.00%, 07/15/42	20	16,527
5.95%, 11/22/27	15	15,563
6.30%, 11/22/32	5	5,423
Expedia Group Inc.
3.25%, 02/15/30	15	13,977
4.63%, 08/01/27	10	9,992
5.00%, 02/15/26	10	10,017
Meta Platforms Inc.
3.50%, 08/15/27	15	14,687
4.45%, 08/15/52	35	31,283
4.60%, 05/15/28	20	20,180
4.65%, 08/15/62	20	18,060
4.75%, 08/15/34	50	50,047
4.80%, 05/15/30	5	5,099
4.95%, 05/15/33	20	20,483
5.60%, 05/15/53	25	26,406
5.75%, 05/15/63	10	10,652
Netflix Inc.
4.88%, 04/15/28	5	5,053
5.88%, 11/15/28	55	57,550
6.38%, 05/15/29	10	10,722
VeriSign Inc., 4.75%, 07/15/27	35	35,008
		1,416,841
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	20	20,939
Security	Par (000)	Value
Iron & Steel (continued)
6.75%, 03/01/41	$20	$21,456
6.80%, 11/29/32	30	32,866
Nucor Corp.
2.98%, 12/15/55	13	8,347
3.13%, 04/01/32	20	17,939
3.85%, 04/01/52	15	11,839
Steel Dynamics Inc.
3.25%, 01/15/31	25	22,917
3.45%, 04/15/30	5	4,683
Vale Overseas Ltd.
3.75%, 07/08/30	27	25,110
6.88%, 11/21/36	3	3,293
		169,389
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	10	8,363
4.40%, 09/15/32(b)	10	9,372
		17,735
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	10	9,158
Hyatt Hotels Corp.
4.38%, 09/15/28	10	9,830
4.85%, 03/15/26	15	15,001
5.75%, 04/23/30	5	5,174
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30	10	9,930
Series GG, 3.50%, 10/15/32	25	22,500
Series HH, 2.85%, 04/15/31	5	4,445
Series II, 2.75%, 10/15/33	25	20,982
Series R, 3.13%, 06/15/26	20	19,546
Series X, 4.00%, 04/15/28	15	14,720
		131,286
Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,470
2.40%, 08/09/26	15	14,513
4.35%, 05/15/26	5	4,998
4.80%, 01/06/26	15	15,061
Caterpillar Inc.
3.25%, 09/19/49	40	29,464
3.25%, 04/09/50	5	3,666
3.80%, 08/15/42	20	16,924
4.75%, 05/15/64	5	4,629
6.05%, 08/15/36	28	31,176
CNH Industrial Capital LLC, 1.45%, 07/15/26	5	4,747
CNH Industrial NV, 3.85%, 11/15/27	25	24,556
Deere & Co.
3.90%, 06/09/42	15	12,985
5.38%, 10/16/29	5	5,209
Dover Corp., 2.95%, 11/04/29	5	4,637
Flowserve Corp., 2.80%, 01/15/32	10	8,587
Ingersoll Rand Inc.
5.40%, 08/14/28	5	5,120
5.70%, 08/14/33	10	10,441
John Deere Capital Corp.
1.05%, 06/17/26	5	4,752
1.45%, 01/15/31	75	62,881
1.50%, 03/06/28	40	36,546
1.75%, 03/09/27	15	14,158
2.00%, 06/17/31	25	21,382

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.25%, 09/14/26	$40	$38,548
2.65%, 06/10/26	5	4,873
3.05%, 01/06/28	15	14,490
3.45%, 03/07/29	15	14,417
3.90%, 06/07/32	5	4,755
4.70%, 06/10/30	5	5,049
5.05%, 03/03/26	10	10,086
nVent Finance SARL, 5.65%, 05/15/33	15	15,366
Otis Worldwide Corp.
2.57%, 02/15/30	40	35,951
3.36%, 02/15/50	25	18,401
5.25%, 08/16/28	5	5,104
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,357
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25	24,384
4.70%, 09/15/28	20	19,962
Xylem Inc./New York
1.95%, 01/30/28	40	37,077
4.38%, 11/01/46	10	8,612
		611,334
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	10	9,596
2.38%, 08/26/29	25	22,659
3.05%, 04/15/30	5	4,638
3.25%, 08/26/49	20	14,484
3.38%, 03/01/29	5	4,769
3.63%, 10/15/47	10	7,716
3.70%, 04/15/50	10	7,732
4.00%, 09/14/48(b)	5	4,230
Carlisle Companies Inc.
2.20%, 03/01/32	15	12,493
2.75%, 03/01/30	5	4,523
3.75%, 12/01/27	15	14,634
Eaton Corp.
3.92%, 09/15/47	15	12,337
4.15%, 03/15/33	30	28,905
4.70%, 08/23/52	10	9,334
Illinois Tool Works Inc., 2.65%, 11/15/26	75	72,743
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,646
4.10%, 03/01/47	20	16,883
4.20%, 11/21/34	10	9,542
4.25%, 09/15/27	80	79,539
4.50%, 09/15/29	5	4,995
Pentair Finance SARL
4.50%, 07/01/29	10	9,813
5.90%, 07/15/32	5	5,294
Teledyne Technologies Inc.
2.25%, 04/01/28	40	37,006
2.75%, 04/01/31	15	13,281
Textron Inc.
2.45%, 03/15/31	17	14,699
4.00%, 03/15/26	15	14,853
		449,344
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,444
2.30%, 02/01/32	10	8,082
Security	Par (000)	Value
Media (continued)
2.80%, 04/01/31	$10	$8,578
3.50%, 06/01/41	25	17,973
3.70%, 04/01/51	30	19,845
3.75%, 02/15/28	10	9,605
3.85%, 04/01/61	35	22,408
3.90%, 06/01/52	20	13,589
3.95%, 06/30/62	15	9,688
4.20%, 03/15/28	25	24,303
4.40%, 12/01/61	25	17,607
4.80%, 03/01/50	30	23,702
5.05%, 03/30/29	25	24,778
5.13%, 07/01/49	15	12,315
5.25%, 04/01/53(b)	30	25,479
5.38%, 05/01/47	15	12,832
5.75%, 04/01/48	25	22,319
6.38%, 10/23/35	35	36,011
6.48%, 10/23/45	35	34,478
6.55%, 06/01/34	50	52,458
6.65%, 02/01/34	15	15,819
Comcast Corp.
1.50%, 02/15/31	10	8,283
1.95%, 01/15/31	20	17,022
2.35%, 01/15/27	10	9,570
2.45%, 08/15/52	20	11,701
2.65%, 02/01/30	45	40,817
2.65%, 08/15/62	25	14,135
2.80%, 01/15/51	10	6,382
2.89%, 11/01/51	45	29,136
2.94%, 11/01/56	80	50,310
2.99%, 11/01/63	76	46,231
3.15%, 03/01/26	40	39,372
3.20%, 07/15/36	50	41,744
3.25%, 11/01/39	50	39,540
3.30%, 04/01/27	80	77,998
3.40%, 04/01/30	20	18,805
3.40%, 07/15/46	5	3,732
3.45%, 02/01/50	10	7,298
3.75%, 04/01/40	20	16,800
3.90%, 03/01/38	45	39,237
3.97%, 11/01/47	45	36,227
4.00%, 03/01/48	25	20,272
4.00%, 11/01/49	10	8,054
4.15%, 10/15/28	5	4,932
4.20%, 08/15/34	5	4,710
4.25%, 10/15/30	20	19,566
4.25%, 01/15/33	25	23,920
4.40%, 08/15/35	25	23,742
4.65%, 07/15/42	20	18,456
4.75%, 03/01/44	20	18,500
4.80%, 05/15/33	30	29,863
5.35%, 11/15/27	10	10,243
5.50%, 11/15/32	5	5,229
5.65%, 06/15/35	5	5,247
Discovery Communications LLC
3.95%, 03/20/28	25	23,933
4.00%, 09/15/55	15	10,275
4.13%, 05/15/29	50	47,334
4.65%, 05/15/50	45	33,879
5.20%, 09/20/47	10	8,252
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,604

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Fox Corp.
4.71%, 01/25/29	$75	$75,043
5.58%, 01/25/49	30	29,192
Grupo Televisa SAB, 6.63%, 01/15/40	20	19,198
Paramount Global
2.90%, 01/15/27	6	5,752
3.70%, 06/01/28	5	4,748
4.20%, 05/19/32	5	4,494
4.38%, 03/15/43	20	15,384
4.60%, 01/15/45	10	7,799
4.90%, 08/15/44(b)	5	3,980
4.95%, 01/15/31	15	14,292
4.95%, 05/19/50	20	16,016
5.25%, 04/01/44	10	8,270
5.50%, 05/15/33	5	4,811
5.85%, 09/01/43	10	9,100
5.90%, 10/15/40	5	4,558
6.88%, 04/30/36	10	10,404
Thomson Reuters Corp.
3.35%, 05/15/26	35	34,362
5.50%, 08/15/35	9	9,257
5.85%, 04/15/40	10	10,512
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,751
Time Warner Cable LLC
4.50%, 09/15/42	15	11,723
5.50%, 09/01/41	15	13,201
5.88%, 11/15/40	20	18,510
6.55%, 05/01/37	20	19,880
6.75%, 06/15/39	20	20,286
7.30%, 07/01/38	20	21,102
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	47,909
3.70%, 12/01/42	20	16,486
4.13%, 06/01/44	15	12,971
Series E, 4.13%, 12/01/41	2	1,752
Walt Disney Co. (The)
1.75%, 01/13/26	40	38,816
2.20%, 01/13/28	20	18,759
2.65%, 01/13/31	20	17,947
3.50%, 05/13/40	45	37,473
3.60%, 01/13/51	40	31,085
3.80%, 05/13/60	20	15,432
4.70%, 03/23/50	20	18,683
5.40%, 10/01/43	15	15,345
6.20%, 12/15/34	5	5,585
6.40%, 12/15/35	10	11,285
6.65%, 11/15/37	40	45,997
		2,029,814
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,473
Timken Co. (The), 4.13%, 04/01/32	45	42,516
		46,989
Mining — 0.3%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,291
5.75%, 05/01/43	10	10,373
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	15	15,806
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	20	17,611
Security	Par (000)	Value
Mining (continued)
4.75%, 02/28/28	$5	$5,034
4.90%, 02/28/33	5	5,021
5.00%, 09/30/43	60	58,565
5.25%, 09/08/30	25	25,742
5.25%, 09/08/33	25	25,663
5.50%, 09/08/53	5	5,155
Freeport-McMoRan Inc.
4.13%, 03/01/28	10	9,772
4.25%, 03/01/30	25	24,309
4.38%, 08/01/28	30	29,454
4.63%, 08/01/30	35	34,361
5.25%, 09/01/29	10	10,072
5.40%, 11/14/34	10	10,157
5.45%, 03/15/43	25	24,280
Kinross Gold Corp., 4.50%, 07/15/27	5	4,974
Newmont Corp.
2.25%, 10/01/30	65	56,918
2.60%, 07/15/32(b)	5	4,320
2.80%, 10/01/29	30	27,658
4.88%, 03/15/42	5	4,748
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,346
6.13%, 12/15/33	20	21,773
7.25%, 03/15/31	10	11,278
Rio Tinto Finance USA PLC
5.00%, 03/09/33	25	25,578
5.13%, 03/09/53	5	4,897
Southern Copper Corp.
5.25%, 11/08/42	5	4,643
5.88%, 04/23/45	15	14,952
6.75%, 04/16/40	40	43,713
Yamana Gold Inc., 2.63%, 08/15/31	10	8,599
		561,063
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,779
3.25%, 02/15/29	20	18,575
3.28%, 12/01/28	10	9,361
3.57%, 12/01/31	15	13,495
4.25%, 04/01/28	10	9,761
		55,971
Oil & Gas — 1.2%
Apache Corp.
4.25%, 01/15/30	25	23,802
5.10%, 09/01/40	25	22,121
5.35%, 07/01/49	15	12,845
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,285
2.72%, 01/12/32	15	13,116
2.77%, 11/10/50	25	15,993
2.94%, 06/04/51	50	32,966
3.00%, 02/24/50	20	13,485
3.02%, 01/16/27	35	33,994
3.06%, 06/17/41	40	30,129
3.12%, 05/04/26	5	4,908
3.38%, 02/08/61	35	23,745
3.59%, 04/14/27	5	4,905
3.63%, 04/06/30	25	23,843
3.94%, 09/21/28	5	4,898
4.23%, 11/06/28	55	54,428

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC, 3.28%, 09/19/27	$55	$53,383
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,110
4.95%, 06/01/47	35	31,577
5.85%, 02/01/35	15	15,472
6.45%, 06/30/33	10	10,713
Cenovus Energy Inc.
2.65%, 01/15/32	10	8,518
3.75%, 02/15/52	10	7,351
5.25%, 06/15/37	2	1,937
5.40%, 06/15/47	18	16,949
6.75%, 11/15/39	20	22,220
Chevron Corp.
2.00%, 05/11/27	10	9,476
2.24%, 05/11/30	30	26,693
2.95%, 05/16/26	60	58,782
3.08%, 05/11/50	65	46,053
Chevron USA Inc.
1.02%, 08/12/27	20	18,353
3.25%, 10/15/29	9	8,547
3.85%, 01/15/28	5	4,952
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	200	185,456
ConocoPhillips Co.
3.80%, 03/15/52	20	15,493
4.03%, 03/15/62	30	23,180
5.30%, 05/15/53	5	4,916
5.55%, 03/15/54	5	5,088
5.90%, 10/15/32	25	26,975
6.95%, 04/15/29	10	10,986
Continental Resources Inc./OK, 4.90%, 06/01/44	10	8,393
Coterra Energy Inc.
3.90%, 05/15/27	10	9,796
4.38%, 03/15/29	15	14,620
Devon Energy Corp.
4.50%, 01/15/30	10	9,798
4.75%, 05/15/42	5	4,367
5.00%, 06/15/45	40	35,239
5.60%, 07/15/41	10	9,674
5.85%, 12/15/25	5	5,037
5.88%, 06/15/28	5	5,026
Diamondback Energy Inc.
3.13%, 03/24/31	10	9,008
3.25%, 12/01/26	5	4,869
3.50%, 12/01/29	10	9,403
4.25%, 03/15/52	25	20,053
4.40%, 03/24/51	5	4,119
5.20%, 04/18/27	50	50,676
5.40%, 04/18/34	25	25,301
6.25%, 03/15/33	15	15,978
6.25%, 03/15/53	20	21,216
EOG Resources Inc.
3.90%, 04/01/35	5	4,586
4.15%, 01/15/26	10	9,950
4.38%, 04/15/30	10	9,872
4.95%, 04/15/50	15	14,089
EQT Corp.
3.90%, 10/01/27	20	19,573
5.00%, 01/15/29	5	4,997
7.00%, 02/01/30	30	32,427
Equinor ASA
2.38%, 05/22/30	10	8,990
Security	Par (000)	Value
Oil & Gas (continued)
3.13%, 04/06/30	$55	$51,398
3.25%, 11/18/49	20	14,574
3.70%, 04/06/50	30	23,699
4.80%, 11/08/43	10	9,680
5.10%, 08/17/40	10	9,996
Exxon Mobil Corp.
2.44%, 08/16/29	25	23,001
2.61%, 10/15/30	25	22,578
3.04%, 03/01/26	10	9,829
3.10%, 08/16/49	20	14,177
3.45%, 04/15/51	51	38,186
3.48%, 03/19/30	5	4,767
4.11%, 03/01/46	15	12,817
4.23%, 03/19/40	35	31,889
4.33%, 03/19/50	20	17,452
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,549
Hess Corp.
5.60%, 02/15/41	20	20,463
5.80%, 04/01/47	10	10,436
7.30%, 08/15/31	20	22,748
HF Sinclair Corp.
4.50%, 10/01/30	5	4,786
5.88%, 04/01/26	25	25,223
Marathon Oil Corp.
4.40%, 07/15/27	15	14,945
6.60%, 10/01/37	5	5,687
6.80%, 03/15/32	10	11,282
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,364
5.00%, 09/15/54	5	4,360
5.13%, 12/15/26	10	10,071
6.50%, 03/01/41	15	16,179
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,790
4.40%, 04/15/46	25	19,651
5.50%, 12/01/25	5	5,017
6.13%, 01/01/31	5	5,192
6.20%, 03/15/40	10	10,262
6.60%, 03/15/46	10	10,598
6.63%, 09/01/30	50	53,064
7.50%, 05/01/31	5	5,599
Ovintiv Inc.
5.65%, 05/15/28	15	15,315
6.25%, 07/15/33	5	5,252
6.50%, 08/15/34	5	5,325
6.50%, 02/01/38	10	10,556
Phillips 66
1.30%, 02/15/26	20	19,205
2.15%, 12/15/30	11	9,469
3.30%, 03/15/52	5	3,434
4.65%, 11/15/34	25	24,033
5.88%, 05/01/42	15	15,656
Phillips 66 Co.
4.95%, 12/01/27	40	40,450
5.30%, 06/30/33	35	35,503
Pioneer Natural Resources Co.
1.90%, 08/15/30	40	34,518
2.15%, 01/15/31	40	34,629
Shell Finance U.S. Inc.
2.38%, 11/07/29	10	9,078
2.75%, 04/06/30	15	13,744

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 04/06/50	$20	$14,426
3.75%, 09/12/46	30	23,944
4.13%, 05/11/35	40	37,818
Shell International Finance BV
2.50%, 09/12/26	5	4,844
2.88%, 05/10/26	45	44,014
3.00%, 11/26/51	45	30,383
3.13%, 11/07/49	40	28,014
3.88%, 11/13/28	78	76,677
5.50%, 03/25/40	10	10,397
6.38%, 12/15/38	10	11,293
Suncor Energy Inc., 4.00%, 11/15/47	50	38,941
Tosco Corp., 8.13%, 02/15/30	25	29,158
TotalEnergies Capital International SA
2.83%, 01/10/30	5	4,611
2.99%, 06/29/41	10	7,547
3.13%, 05/29/50	55	38,420
3.39%, 06/29/60	5	3,448
3.46%, 02/19/29	20	19,220
3.46%, 07/12/49	35	26,090
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,719
Valero Energy Corp.
2.15%, 09/15/27	15	14,077
2.80%, 12/01/31	35	30,454
3.65%, 12/01/51	45	32,251
6.63%, 06/15/37	5	5,499
		2,686,421
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,850
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	28,585
3.34%, 12/15/27	5	4,826
4.08%, 12/15/47	25	20,784
Halliburton Co.
2.92%, 03/01/30	40	36,538
4.85%, 11/15/35	20	19,634
NOV Inc., 3.60%, 12/01/29	10	9,423
		134,640
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,510
AptarGroup Inc., 3.60%, 03/15/32	20	18,214
Berry Global Inc.
1.57%, 01/15/26	25	24,106
1.65%, 01/15/27	15	14,045
Packaging Corp. of America
3.00%, 12/15/29	10	9,242
3.05%, 10/01/51	30	20,319
3.40%, 12/15/27	10	9,653
Sonoco Products Co.
2.85%, 02/01/32	15	13,028
3.13%, 05/01/30	5	4,588
WRKCo Inc.
3.00%, 06/15/33	10	8,599
3.90%, 06/01/28	2	1,945
4.00%, 03/15/28	5	4,881
4.65%, 03/15/26	15	15,005
4.90%, 03/15/29	65	65,118
		226,253
Security	Par (000)	Value
Pharmaceuticals — 1.8%
AbbVie Inc.
2.95%, 11/21/26	$75	$72,856
3.20%, 11/21/29	30	28,149
4.05%, 11/21/39	40	35,638
4.25%, 11/14/28	10	9,940
4.25%, 11/21/49	80	68,890
4.30%, 05/14/36	25	23,543
4.40%, 11/06/42	45	40,697
4.45%, 05/14/46	20	17,887
4.50%, 05/14/35	40	38,527
4.55%, 03/15/35	10	9,689
4.63%, 10/01/42	25	23,148
4.70%, 05/14/45	25	23,183
4.75%, 03/15/45	15	14,062
4.85%, 06/15/44	10	9,488
4.88%, 11/14/48	20	18,892
5.05%, 03/15/34	50	50,693
5.40%, 03/15/54	25	25,408
5.50%, 03/15/64	25	25,503
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,349
4.88%, 03/03/33	5	5,057
4.90%, 03/03/30	5	5,083
AstraZeneca PLC
0.70%, 04/08/26	10	9,519
1.38%, 08/06/30	30	25,298
3.00%, 05/28/51	5	3,500
3.13%, 06/12/27	5	4,859
4.00%, 01/17/29	10	9,835
4.00%, 09/18/42	30	26,047
4.38%, 11/16/45	30	27,077
4.38%, 08/17/48	15	13,438
6.45%, 09/15/37	35	39,552
Becton Dickinson & Co.
1.96%, 02/11/31	20	16,937
3.70%, 06/06/27	20	19,599
3.79%, 05/20/50	10	7,810
4.67%, 06/06/47	45	40,351
4.69%, 02/13/28	5	5,018
4.69%, 12/15/44	10	9,066
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	13,690
2.55%, 11/13/50	35	21,601
2.95%, 03/15/32	5	4,458
3.20%, 06/15/26	5	4,909
3.25%, 02/27/27	5	4,881
3.55%, 03/15/42	30	24,343
3.70%, 03/15/52	35	27,169
3.90%, 02/20/28	25	24,633
3.90%, 03/15/62	5	3,818
4.13%, 06/15/39	15	13,498
4.25%, 10/26/49	60	51,286
4.35%, 11/15/47	25	21,786
4.63%, 05/15/44	20	18,512
5.20%, 02/22/34	50	51,216
5.55%, 02/22/54	50	51,481
5.90%, 11/15/33	25	26,901
6.40%, 11/15/63	5	5,703
Cardinal Health Inc.
4.50%, 11/15/44	10	8,643
4.90%, 09/15/45	20	18,271

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora Inc.
2.70%, 03/15/31	$20	$17,633
4.30%, 12/15/47	10	8,474
CVS Health Corp.
1.30%, 08/21/27	65	59,233
2.70%, 08/21/40	30	20,553
2.88%, 06/01/26	60	58,304
3.25%, 08/15/29	5	4,628
3.63%, 04/01/27	20	19,491
3.75%, 04/01/30	5	4,682
4.13%, 04/01/40	20	16,575
4.30%, 03/25/28	90	88,338
4.78%, 03/25/38	50	45,471
4.88%, 07/20/35	20	19,044
5.05%, 03/25/48	65	57,647
5.13%, 02/21/30	5	5,009
5.13%, 07/20/45	50	45,009
5.25%, 01/30/31	55	55,203
5.25%, 02/21/33	30	29,791
5.63%, 02/21/53	25	23,898
5.70%, 06/01/34(b)	50	51,053
5.88%, 06/01/53	30	29,683
6.00%, 06/01/63	5	4,943
6.25%, 06/01/27	5	5,150
Eli Lilly & Co.
2.25%, 05/15/50	40	23,976
4.15%, 03/15/59	5	4,190
4.70%, 02/27/33	5	5,012
4.70%, 02/09/34	50	49,679
4.88%, 02/27/53	5	4,799
4.95%, 02/27/63	20	19,104
5.50%, 03/15/27	50	51,362
5.55%, 03/15/37	15	15,889
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,920
4.20%, 03/18/43	10	8,862
6.38%, 05/15/38	5	5,597
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,572
Johnson & Johnson
0.95%, 09/01/27	40	36,754
1.30%, 09/01/30	15	12,745
2.10%, 09/01/40	15	10,491
2.45%, 03/01/26	45	43,976
2.45%, 09/01/60(b)	20	11,814
2.90%, 01/15/28	30	28,863
2.95%, 03/03/27	10	9,718
3.40%, 01/15/38	10	8,627
3.50%, 01/15/48	15	11,961
3.55%, 03/01/36	10	9,006
3.63%, 03/03/37	20	17,885
3.70%, 03/01/46	30	24,986
4.38%, 12/05/33	10	9,973
5.85%, 07/15/38	20	22,082
5.95%, 08/15/37	15	16,679
6.95%, 09/01/29	5	5,618
McKesson Corp.
0.90%, 12/03/25	10	9,643
1.30%, 08/15/26	5	4,745
5.10%, 07/15/33	10	10,196
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	9,117
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26	$40	$38,284
1.45%, 06/24/30	10	8,499
1.70%, 06/10/27	5	4,697
1.90%, 12/10/28	10	9,096
2.15%, 12/10/31	25	21,374
2.35%, 06/24/40	35	24,712
2.45%, 06/24/50	30	18,470
2.75%, 12/10/51	35	22,598
3.40%, 03/07/29	25	24,013
3.70%, 02/10/45	25	20,275
3.90%, 03/07/39	20	17,686
4.00%, 03/07/49	15	12,464
4.50%, 05/17/33	25	24,699
5.00%, 05/17/53	20	19,302
6.50%, 12/01/33	15	17,030
6.55%, 09/15/37	5	5,744
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,411
Mylan Inc.
5.20%, 04/15/48	15	12,967
5.40%, 11/29/43	10	9,250
Novartis Capital Corp.
2.00%, 02/14/27	10	9,528
2.20%, 08/14/30	5	4,434
2.75%, 08/14/50	10	6,766
3.10%, 05/17/27	30	29,187
4.00%, 11/20/45	43	37,087
4.40%, 05/06/44	25	23,007
Pfizer Inc.
1.75%, 08/18/31(b)	40	33,479
2.55%, 05/28/40	25	18,093
2.63%, 04/01/30	25	22,734
2.70%, 05/28/50	40	26,138
2.75%, 06/03/26	85	82,913
3.00%, 12/15/26	5	4,860
3.45%, 03/15/29	5	4,811
3.60%, 09/15/28(b)	95	92,610
4.00%, 03/15/49	25	20,717
4.10%, 09/15/38	5	4,540
4.13%, 12/15/46	20	16,916
4.20%, 09/15/48	80	68,103
7.20%, 03/15/39	40	48,287
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	10	9,993
4.45%, 05/19/28	5	4,992
4.65%, 05/19/30	25	25,030
4.75%, 05/19/33	50	49,507
5.11%, 05/19/43	5	4,906
5.30%, 05/19/53	90	88,948
5.34%, 05/19/63	10	9,722
Sanofi SA, 3.63%, 06/19/28	10	9,771
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	3	2,932
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	151,288
Utah Acquisition Sub Inc., 3.95%, 06/15/26	25	24,635
Viatris Inc.
2.30%, 06/22/27	25	23,469
2.70%, 06/22/30	20	17,555
3.85%, 06/22/40	10	7,788
4.00%, 06/22/50	5	3,596

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30	$25	$21,746
3.00%, 09/12/27	50	48,084
3.00%, 05/15/50	20	13,610
3.95%, 09/12/47	5	4,060
4.70%, 02/01/43	15	13,862
5.60%, 11/16/32	25	26,226
		3,846,541
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,471
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	25	20,176
3.70%, 11/15/29	15	14,219
5.13%, 06/30/27	20	20,156
Cheniere Energy Inc., 4.63%, 10/15/28	30	29,679
Cheniere Energy Partners LP
3.25%, 01/31/32	35	30,934
4.00%, 03/01/31	10	9,401
4.50%, 10/01/29	30	29,326
5.95%, 06/30/33	15	15,669
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	5,045
DCP Midstream Operating LP
3.25%, 02/15/32	20	17,560
5.63%, 07/15/27	10	10,195
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,905
Enbridge Inc.
1.60%, 10/04/26	35	33,126
2.50%, 08/01/33	5	4,121
3.13%, 11/15/29	10	9,277
3.40%, 08/01/51	5	3,569
3.70%, 07/15/27	30	29,400
4.25%, 12/01/26	5	4,960
5.63%, 04/05/34	25	25,786
6.20%, 11/15/30	25	26,698
6.70%, 11/15/53	25	28,682
Energy Transfer LP
3.75%, 05/15/30	50	47,218
3.90%, 07/15/26	40	39,468
4.40%, 03/15/27	5	4,968
4.75%, 01/15/26	5	4,995
4.95%, 05/15/28	20	20,130
4.95%, 06/15/28	55	55,433
5.00%, 05/15/50	25	22,356
5.15%, 03/15/45	10	9,217
5.25%, 04/15/29	30	30,475
5.30%, 04/01/44	15	14,117
5.30%, 04/15/47	15	13,920
5.35%, 05/15/45	10	9,455
5.40%, 10/01/47	5	4,713
5.50%, 06/01/27	25	25,440
5.55%, 05/15/34	25	25,476
5.60%, 09/01/34	5	5,118
5.75%, 02/15/33	50	51,663
6.00%, 06/15/48	20	20,298
6.05%, 12/01/26	50	51,216
6.13%, 12/15/45	15	15,508
6.25%, 04/15/49	30	31,428
6.40%, 12/01/30	25	26,779
6.50%, 02/01/42	15	16,190
6.55%, 12/01/33	25	27,246
6.63%, 10/15/36	10	10,981
Security	Par (000)	Value
Pipelines (continued)
EnLink Midstream Partners LP, 4.85%, 07/15/26	$50	$49,934
Enterprise Products Operating LLC
2.80%, 01/31/30	30	27,493
3.13%, 07/31/29	15	14,117
3.20%, 02/15/52	10	6,980
3.30%, 02/15/53	5	3,522
3.70%, 02/15/26	15	14,851
3.70%, 01/31/51	30	22,978
3.95%, 01/31/60	15	11,530
4.15%, 10/16/28	5	4,929
4.20%, 01/31/50	5	4,237
4.25%, 02/15/48	20	17,028
4.45%, 02/15/43	20	17,960
4.80%, 02/01/49	35	32,188
4.85%, 08/15/42	10	9,465
4.85%, 03/15/44	20	18,830
4.90%, 05/15/46	20	18,796
4.95%, 10/15/54	10	9,330
5.10%, 02/15/45	10	9,732
5.35%, 01/31/33	35	36,142
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	15	14,457
6.45%, 09/01/40	5	5,592
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,165
5.00%, 03/01/43	20	18,306
5.63%, 09/01/41	15	14,708
6.95%, 01/15/38	5	5,626
7.75%, 03/15/32	10	11,437
Kinder Morgan Inc.
3.60%, 02/15/51	15	10,787
4.30%, 03/01/28	30	29,674
4.80%, 02/01/33	25	24,356
5.05%, 02/15/46	20	18,289
5.20%, 06/01/33	25	25,018
5.20%, 03/01/48	10	9,303
5.30%, 12/01/34	15	15,064
5.55%, 06/01/45	30	29,279
MPLX LP
1.75%, 03/01/26	5	4,814
4.00%, 03/15/28	50	48,889
4.13%, 03/01/27	35	34,583
4.25%, 12/01/27	15	14,818
4.50%, 04/15/38	30	27,174
4.70%, 04/15/48	35	30,262
4.80%, 02/15/29	5	5,006
4.90%, 04/15/58	5	4,275
4.95%, 09/01/32	15	14,823
4.95%, 03/14/52	25	22,236
5.00%, 03/01/33	5	4,921
5.50%, 02/15/49	10	9,692
5.65%, 03/01/53	5	4,917
ONEOK Inc.
3.10%, 03/15/30	5	4,589
3.25%, 06/01/30	10	9,206
3.95%, 03/01/50	10	7,688
4.20%, 10/03/47	10	7,855
4.45%, 09/01/49	15	12,449
4.55%, 07/15/28	55	54,759
5.00%, 03/01/26	10	10,017
5.15%, 10/15/43	20	18,841

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.20%, 07/15/48	$25	$23,200
5.55%, 11/01/26	5	5,070
5.80%, 11/01/30	15	15,658
5.85%, 01/15/26	10	10,100
6.10%, 11/15/32	30	31,788
6.35%, 01/15/31	20	21,430
6.63%, 09/01/53	5	5,561
7.15%, 01/15/51	5	5,714
ONEOK Partners LP, 6.13%, 02/01/41	15	15,517
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,415
3.80%, 09/15/30	25	23,576
4.30%, 01/31/43	25	20,736
4.50%, 12/15/26	5	4,984
4.90%, 02/15/45	15	13,332
6.65%, 01/15/37	10	10,863
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	50	49,262
4.50%, 05/15/30	5	4,909
5.00%, 03/15/27	35	35,163
5.88%, 06/30/26	25	25,278
Spectra Energy Partners LP
3.38%, 10/15/26	10	9,747
4.50%, 03/15/45	5	4,289
5.95%, 09/25/43	25	25,707
Targa Resources Corp.
4.20%, 02/01/33	25	23,346
4.95%, 04/15/52	20	17,906
5.20%, 07/01/27	20	20,257
6.13%, 03/15/33	5	5,290
6.15%, 03/01/29	20	21,037
6.25%, 07/01/52	15	15,919
6.50%, 02/15/53	20	22,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	20	18,613
4.88%, 02/01/31	10	9,834
5.00%, 01/15/28	10	9,969
TC PipeLines LP, 3.90%, 05/25/27	20	19,556
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,217
TransCanada PipeLines Ltd.
4.10%, 04/15/30	25	24,070
4.25%, 05/15/28	5	4,929
4.63%, 03/01/34	30	28,732
4.88%, 01/15/26	10	10,005
5.10%, 03/15/49	5	4,801
6.20%, 10/15/37	40	42,765
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	25	23,101
4.00%, 03/15/28	25	24,490
4.60%, 03/15/48	10	8,738
Western Midstream Operating LP
4.05%, 02/01/30	60	57,099
4.50%, 03/01/28	5	4,927
5.30%, 03/01/48	15	13,456
5.50%, 08/15/48	15	13,621
Williams Companies Inc. (The)
2.60%, 03/15/31	30	26,223
3.50%, 11/15/30	15	13,993
3.75%, 06/15/27	10	9,787
4.65%, 08/15/32	20	19,495
Security	Par (000)	Value
Pipelines (continued)
4.90%, 03/15/29	$25	$25,123
5.10%, 09/15/45	15	14,215
5.15%, 03/15/34	25	24,977
5.65%, 03/15/33	5	5,170
5.75%, 06/24/44	10	10,170
6.30%, 04/15/40	15	16,218
		2,896,450
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	10	8,675
4.88%, 03/01/26	15	15,004
		23,679
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28	20	18,186
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,858
2.00%, 05/18/32	10	8,146
3.00%, 05/18/51	10	6,533
3.38%, 08/15/31	10	9,124
4.00%, 02/01/50	25	19,638
4.90%, 12/15/30	10	10,016
5.15%, 04/15/53	15	14,105
American Assets Trust LP, 3.38%, 02/01/31	5	4,423
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,251
4.25%, 02/15/28	5	4,926
4.30%, 04/15/52	15	12,304
American Tower Corp.
1.60%, 04/15/26	25	23,976
2.10%, 06/15/30	25	21,701
2.30%, 09/15/31	10	8,494
2.70%, 04/15/31	20	17,593
2.75%, 01/15/27	10	9,617
2.90%, 01/15/30	20	18,260
2.95%, 01/15/51	25	16,532
3.10%, 06/15/50	15	10,214
3.38%, 10/15/26	15	14,641
3.55%, 07/15/27	20	19,460
3.80%, 08/15/29	5	4,797
4.40%, 02/15/26	35	34,845
5.55%, 07/15/33	5	5,138
5.65%, 03/15/33	15	15,527
5.90%, 11/15/33	5	5,270
AvalonBay Communities Inc.
2.05%, 01/15/32	5	4,233
3.20%, 01/15/28	5	4,811
3.90%, 10/15/46	15	12,289
Boston Properties LP
2.45%, 10/01/33(b)	26	20,490
3.25%, 01/30/31	20	17,785
4.50%, 12/01/28	25	24,490
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,271
3.90%, 03/15/27	20	19,595
4.05%, 07/01/30	15	14,324
4.13%, 06/15/26	5	4,952
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,196
Camden Property Trust
2.80%, 05/15/30	10	9,087
3.35%, 11/01/49	10	7,275

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP
2.00%, 01/15/29	$5	$4,429
2.75%, 04/15/31	5	4,310
2.90%, 12/01/33	5	4,091
Crown Castle Inc.
2.10%, 04/01/31	20	16,810
2.50%, 07/15/31	5	4,288
2.90%, 03/15/27	5	4,809
2.90%, 04/01/41	25	18,271
3.25%, 01/15/51	15	10,358
3.30%, 07/01/30	5	4,592
3.80%, 02/15/28	10	9,706
4.00%, 03/01/27	35	34,441
4.00%, 11/15/49	5	3,937
4.15%, 07/01/50	10	8,105
4.30%, 02/15/29	10	9,785
4.45%, 02/15/26	20	19,919
5.10%, 05/01/33	15	14,968
5.80%, 03/01/34	5	5,204
CubeSmart LP
3.13%, 09/01/26	20	19,431
4.38%, 02/15/29	20	19,603
Digital Realty Trust LP
3.70%, 08/15/27	20	19,508
4.45%, 07/15/28	25	24,777
Equinix Inc.
1.45%, 05/15/26	20	19,105
1.80%, 07/15/27	40	37,253
2.15%, 07/15/30	10	8,723
2.90%, 11/18/26	10	9,670
2.95%, 09/15/51	20	12,993
3.20%, 11/18/29	15	13,966
3.90%, 04/15/32	15	14,093
ERP Operating LP
2.50%, 02/15/30	35	31,481
2.85%, 11/01/26	15	14,548
3.25%, 08/01/27	40	38,719
3.50%, 03/01/28	85	82,690
4.00%, 08/01/47	5	4,081
Essential Properties LP, 2.95%, 07/15/31	5	4,314
Essex Portfolio LP
2.65%, 09/01/50	15	9,063
3.00%, 01/15/30	25	22,857
3.38%, 04/15/26	15	14,719
Extra Space Storage LP
2.55%, 06/01/31	5	4,333
3.88%, 12/15/27	60	58,668
4.00%, 06/15/29	10	9,687
5.50%, 07/01/30	5	5,146
Federal Realty OP LP, 1.25%, 02/15/26	15	14,374
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,701
4.00%, 01/15/31	15	13,918
5.30%, 01/15/29	10	10,023
5.38%, 04/15/26	15	15,017
5.75%, 06/01/28	5	5,086
6.75%, 12/01/33	5	5,403
Healthcare Realty Holdings LP
3.10%, 02/15/30	14	12,710
3.50%, 08/01/26	40	39,128
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
3.00%, 01/15/30	$20	$18,380
3.25%, 07/15/26	55	53,780
6.75%, 02/01/41	5	5,619
Highwoods Realty LP
3.05%, 02/15/30	5	4,470
3.88%, 03/01/27	10	9,730
4.13%, 03/15/28	5	4,812
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	15	13,858
Series J, 2.90%, 12/15/31	5	4,321
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	20	16,537
2.30%, 11/15/28	10	9,126
4.15%, 04/15/32	5	4,685
Kilroy Realty LP, 4.25%, 08/15/29	5	4,754
Kimco Realty OP LLC
2.80%, 10/01/26	5	4,839
3.70%, 10/01/49	26	19,956
4.45%, 09/01/47	10	8,531
4.60%, 02/01/33	10	9,746
Kite Realty Group LP, 4.00%, 10/01/26	10	9,839
LXP Industrial Trust
2.38%, 10/01/31	5	4,125
2.70%, 09/15/30	10	8,739
Mid-America Apartments LP
1.70%, 02/15/31	15	12,586
3.95%, 03/15/29	15	14,615
National Health Investors Inc., 3.00%, 02/01/31	5	4,308
NNN REIT Inc.
3.10%, 04/15/50	5	3,350
3.50%, 04/15/51	30	21,474
3.60%, 12/15/26	27	26,440
4.30%, 10/15/28	15	14,803
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,297
3.38%, 02/01/31	10	9,020
5.25%, 01/15/26	20	20,033
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,324
Prologis LP
1.25%, 10/15/30	15	12,434
1.75%, 07/01/30	2	1,713
2.13%, 04/15/27	25	23,714
2.13%, 10/15/50	5	2,793
2.25%, 04/15/30	25	22,147
3.05%, 03/01/50	5	3,428
3.25%, 10/01/26	35	34,283
4.63%, 01/15/33	25	24,722
4.75%, 06/15/33	5	4,961
5.00%, 03/15/34	25	25,078
5.13%, 01/15/34	25	25,301
5.25%, 06/15/53	5	4,948
Public Storage Operating Co.
2.25%, 11/09/31	10	8,548
3.09%, 09/15/27	55	53,071
5.10%, 08/01/33	5	5,080
5.13%, 01/15/29	15	15,361
5.35%, 08/01/53	40	40,168
Rayonier LP, 2.75%, 05/17/31	5	4,332
Realty Income Corp.
2.70%, 02/15/32	5	4,323

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/27	$25	$24,213
3.25%, 01/15/31	5	4,590
3.65%, 01/15/28	15	14,584
4.13%, 10/15/26	25	24,768
4.88%, 06/01/26	10	10,030
4.90%, 07/15/33	25	24,750
5.13%, 02/15/34	25	25,143
Regency Centers LP
2.95%, 09/15/29	5	4,638
3.60%, 02/01/27	10	9,779
4.40%, 02/01/47	5	4,321
4.65%, 03/15/49	5	4,439
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,464
Sabra Health Care LP
3.20%, 12/01/31	10	8,763
3.90%, 10/15/29	5	4,713
5.13%, 08/15/26	5	5,005
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,316
Simon Property Group LP
1.38%, 01/15/27	50	46,864
1.75%, 02/01/28	90	82,825
2.25%, 01/15/32	10	8,487
2.45%, 09/13/29	45	40,845
3.25%, 09/13/49	55	39,089
3.30%, 01/15/26	20	19,722
3.38%, 12/01/27	90	87,478
Store Capital LLC, 4.50%, 03/15/28	15	14,637
Sun Communities Operating LP
2.70%, 07/15/31	15	12,869
4.20%, 04/15/32	5	4,659
5.70%, 01/15/33	5	5,095
Tanger Properties LP
2.75%, 09/01/31	5	4,271
3.13%, 09/01/26	10	9,673
UDR Inc.
3.20%, 01/15/30	30	27,814
3.50%, 07/01/27	5	4,850
Ventas Realty LP
3.00%, 01/15/30	25	22,883
3.25%, 10/15/26	20	19,445
4.00%, 03/01/28	20	19,584
4.13%, 01/15/26	15	14,888
4.38%, 02/01/45	5	4,255
4.75%, 11/15/30	5	4,964
VICI Properties LP
4.75%, 02/15/28	5	4,982
4.95%, 02/15/30	15	14,866
5.13%, 05/15/32	15	14,853
5.63%, 05/15/52	10	9,679
Welltower OP LLC
2.05%, 01/15/29	35	31,546
2.70%, 02/15/27	25	24,086
2.75%, 01/15/31	15	13,328
2.80%, 06/01/31	15	13,293
3.10%, 01/15/30	15	13,827
6.50%, 03/15/41	10	11,165
Weyerhaeuser Co.
3.38%, 03/09/33	80	71,403
4.00%, 11/15/29	25	24,132
4.00%, 04/15/30	25	24,094
7.38%, 03/15/32	5	5,695
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WP Carey Inc.
2.25%, 04/01/33	$10	$8,075
3.85%, 07/15/29	15	14,421
		2,935,844
Retail — 0.9%
AutoNation Inc.
3.85%, 03/01/32	10	9,119
4.75%, 06/01/30	5	4,913
AutoZone Inc.
3.13%, 04/21/26	5	4,895
3.75%, 04/18/29	15	14,433
4.00%, 04/15/30	20	19,298
4.50%, 02/01/28	5	4,987
4.75%, 08/01/32	25	24,677
4.75%, 02/01/33	5	4,902
5.20%, 08/01/33	10	10,075
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,554
4.45%, 10/01/28(b)	5	4,965
Costco Wholesale Corp.
1.38%, 06/20/27	30	27,907
1.60%, 04/20/30	30	25,915
1.75%, 04/20/32	15	12,437
3.00%, 05/18/27	10	9,740
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,367
6.30%, 10/10/33	25	26,642
Dick's Sporting Goods Inc., 3.15%, 01/15/32(b)	15	13,294
Dollar General Corp.
3.50%, 04/03/30	10	9,256
3.88%, 04/15/27	20	19,588
4.13%, 05/01/28	5	4,890
4.13%, 04/03/50	5	3,844
5.00%, 11/01/32	5	4,868
5.45%, 07/05/33(b)	25	24,985
Dollar Tree Inc., 4.20%, 05/15/28	5	4,892
Genuine Parts Co.
1.88%, 11/01/30	5	4,206
2.75%, 02/01/32	5	4,298
6.88%, 11/01/33(b)	15	16,790
Home Depot Inc. (The)
2.50%, 04/15/27	10	9,593
2.70%, 04/15/30	20	18,233
2.75%, 09/15/51	20	12,974
2.80%, 09/14/27	15	14,421
2.88%, 04/15/27	10	9,688
2.95%, 06/15/29	15	14,062
3.00%, 04/01/26	5	4,912
3.13%, 12/15/49	20	14,196
3.25%, 04/15/32	50	45,563
3.30%, 04/15/40	15	12,157
3.35%, 04/15/50	5	3,693
3.63%, 04/15/52	15	11,560
3.90%, 12/06/28	50	49,153
3.90%, 06/15/47	20	16,505
4.20%, 04/01/43	35	30,862
4.25%, 04/01/46	45	39,349
4.95%, 09/15/52	35	33,638
5.88%, 12/16/36	65	70,569
Lowe's Companies Inc.
1.70%, 09/15/28	45	40,549

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.50%, 04/15/26	$5	$4,869
2.63%, 04/01/31	5	4,415
3.00%, 10/15/50	10	6,570
3.35%, 04/01/27	10	9,735
3.65%, 04/05/29	25	24,035
3.70%, 04/15/46	35	27,092
3.75%, 04/01/32	5	4,668
4.05%, 05/03/47	40	32,556
4.25%, 04/01/52	45	37,020
4.45%, 04/01/62	15	12,325
5.00%, 04/15/33	5	5,035
5.15%, 07/01/33	5	5,091
5.63%, 04/15/53	40	40,523
5.80%, 09/15/62	10	10,248
McDonald's Corp.
2.13%, 03/01/30	5	4,413
2.63%, 09/01/29	10	9,216
3.50%, 07/01/27	35	34,175
3.60%, 07/01/30	20	18,985
3.63%, 09/01/49	10	7,613
3.70%, 01/30/26	30	29,752
3.80%, 04/01/28	15	14,694
4.20%, 04/01/50	25	20,881
4.60%, 09/09/32	5	4,974
4.60%, 05/26/45	15	13,586
4.70%, 12/09/35	5	4,908
4.88%, 12/09/45	10	9,373
5.45%, 08/14/53	15	15,064
5.70%, 02/01/39	5	5,261
6.30%, 10/15/37	25	27,704
6.30%, 03/01/38	35	38,799
O'Reilly Automotive Inc.
3.55%, 03/15/26	15	14,775
3.60%, 09/01/27	10	9,744
4.20%, 04/01/30	15	14,612
4.35%, 06/01/28	20	19,850
4.70%, 06/15/32	15	14,757
Ross Stores Inc.
0.88%, 04/15/26	15	14,249
1.88%, 04/15/31	5	4,193
Starbucks Corp.
2.00%, 03/12/27	45	42,612
2.45%, 06/15/26	5	4,848
2.55%, 11/15/30	5	4,440
3.50%, 03/01/28	15	14,590
3.50%, 11/15/50	10	7,386
3.55%, 08/15/29	5	4,793
3.75%, 12/01/47	50	38,522
4.00%, 11/15/28	15	14,701
4.45%, 08/15/49	10	8,674
4.50%, 11/15/48	5	4,374
Target Corp.
1.95%, 01/15/27	20	19,050
2.35%, 02/15/30	15	13,488
2.50%, 04/15/26	15	14,669
2.65%, 09/15/30	15	13,561
2.95%, 01/15/52	15	10,087
3.38%, 04/15/29	10	9,582
4.00%, 07/01/42	20	17,455
4.80%, 01/15/53(b)	5	4,692
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28(b)	$5	$4,492
2.25%, 09/15/26	25	24,092
3.88%, 04/15/30	20	19,344
Tractor Supply Co., 5.25%, 05/15/33	5	5,084
Walmart Inc.
2.50%, 09/22/41	20	14,498
2.65%, 09/22/51	45	29,595
3.05%, 07/08/26	15	14,714
3.63%, 12/15/47	10	8,067
4.05%, 06/29/48	40	34,714
4.15%, 09/09/32	5	4,928
4.50%, 09/09/52	10	9,231
5.25%, 09/01/35	35	37,123
6.50%, 08/15/37	35	40,966
7.55%, 02/15/30	5	5,782
		1,881,328
Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,219
4.39%, 06/01/52	25	21,948
Analog Devices Inc.
2.10%, 10/01/31	25	21,334
2.80%, 10/01/41	5	3,678
2.95%, 10/01/51	15	10,163
3.50%, 12/05/26	70	68,779
Applied Materials Inc.
2.75%, 06/01/50	10	6,631
4.35%, 04/01/47	20	17,803
5.10%, 10/01/35	25	25,642
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	50	48,325
3.88%, 01/15/27	50	49,269
Broadcom Inc.
1.95%, 02/15/28(a)	45	41,415
2.45%, 02/15/31(a)	50	43,641
2.60%, 02/15/33(a)	10	8,388
3.14%, 11/15/35(a)	40	33,300
3.19%, 11/15/36(a)	50	41,142
3.42%, 04/15/33(a)	25	22,258
3.46%, 09/15/26	10	9,802
3.47%, 04/15/34(a)	25	22,068
3.50%, 02/15/41(a)	45	36,044
4.00%, 04/15/29(a)	5	4,847
4.11%, 09/15/28	50	49,160
4.15%, 11/15/30	4	3,872
4.30%, 11/15/32	5	4,796
4.93%, 05/15/37(a)	30	29,156
5.00%, 04/15/30	5	5,060
5.05%, 07/12/29	40	40,479
Intel Corp.
1.60%, 08/12/28	55	49,013
2.00%, 08/12/31	5	4,142
2.60%, 05/19/26	45	43,663
2.80%, 08/12/41	25	16,960
3.05%, 08/12/51	20	12,421
3.15%, 05/11/27	15	14,461
3.25%, 11/15/49	25	16,356
3.73%, 12/08/47	30	21,560
3.75%, 03/25/27	35	34,226
4.00%, 08/05/29	10	9,662

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 05/19/46	$20	$15,403
4.10%, 05/11/47	30	23,059
4.15%, 08/05/32	5	4,705
4.25%, 12/15/42	15	12,269
4.60%, 03/25/40	25	22,042
4.75%, 03/25/50	30	25,166
4.80%, 10/01/41	20	17,772
4.88%, 02/10/28	5	5,010
4.90%, 07/29/45	20	17,444
4.90%, 08/05/52	5	4,259
5.70%, 02/10/53	35	33,507
KLA Corp.
3.30%, 03/01/50	10	7,332
4.10%, 03/15/29	25	24,647
4.95%, 07/15/52	20	19,100
5.25%, 07/15/62	25	24,913
Lam Research Corp.
2.88%, 06/15/50	20	13,381
3.13%, 06/15/60	10	6,573
3.75%, 03/15/26	40	39,607
4.00%, 03/15/29	25	24,559
Marvell Technology Inc., 2.95%, 04/15/31	10	8,915
Micron Technology Inc.
2.70%, 04/15/32	5	4,275
3.48%, 11/01/51	5	3,576
4.66%, 02/15/30	15	14,842
4.98%, 02/06/26	25	25,029
5.33%, 02/06/29	25	25,426
5.38%, 04/15/28	20	20,396
5.88%, 02/09/33	5	5,230
5.88%, 09/15/33	15	15,713
6.75%, 11/01/29	10	10,783
NVIDIA Corp.
2.00%, 06/15/31	15	12,969
2.85%, 04/01/30	20	18,543
3.20%, 09/16/26	65	63,765
3.70%, 04/01/60	15	11,812
NXP BV/NXP Funding LLC
5.35%, 03/01/26	20	20,105
5.55%, 12/01/28	20	20,543
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	20	17,277
2.65%, 02/15/32	20	17,154
3.13%, 02/15/42	15	10,941
3.25%, 05/11/41	5	3,806
4.30%, 06/18/29	15	14,697
Qorvo Inc., 4.38%, 10/15/29	20	18,890
Qualcomm Inc.
1.30%, 05/20/28	5	4,506
1.65%, 05/20/32	25	20,268
2.15%, 05/20/30	5	4,419
3.25%, 05/20/27	25	24,339
4.30%, 05/20/47	30	25,987
4.65%, 05/20/35	60	59,275
4.80%, 05/20/45	20	18,799
6.00%, 05/20/53	5	5,463
Skyworks Solutions Inc.
1.80%, 06/01/26	25	23,901
3.00%, 06/01/31	5	4,358
Texas Instruments Inc.
1.13%, 09/15/26	10	9,446
Security	Par (000)	Value
Semiconductors (continued)
1.75%, 05/04/30	$10	$8,669
3.65%, 08/16/32	5	4,692
3.88%, 03/15/39	25	22,283
4.15%, 05/15/48	27	23,191
4.60%, 02/15/28	95	95,813
4.90%, 03/14/33	25	25,457
5.00%, 03/14/53	5	4,864
5.05%, 05/18/63	5	4,804
5.15%, 02/08/54	15	14,916
		2,016,568
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,048
Software — 0.8%
Adobe Inc., 2.15%, 02/01/27	50	47,782
Autodesk Inc.
2.85%, 01/15/30	15	13,726
3.50%, 06/15/27	10	9,739
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	20	18,307
Concentrix Corp.
6.60%, 08/02/28(b)	10	10,231
6.85%, 08/02/33(b)	5	5,137
Electronic Arts Inc.
1.85%, 02/15/31	10	8,451
4.80%, 03/01/26	15	15,033
Fidelity National Information Services Inc.
3.10%, 03/01/41	30	22,758
5.10%, 07/15/32	5	5,066
Fiserv Inc.
2.25%, 06/01/27	5	4,725
2.65%, 06/01/30	5	4,476
3.20%, 07/01/26	5	4,887
3.50%, 07/01/29	45	42,728
4.20%, 10/01/28	5	4,917
4.40%, 07/01/49	35	30,323
5.60%, 03/02/33	20	20,744
5.63%, 08/21/33	10	10,381
Intuit Inc.
1.35%, 07/15/27	30	27,785
1.65%, 07/15/30	25	21,384
5.20%, 09/15/33	25	25,664
Microsoft Corp.
1.35%, 09/15/30	5	4,281
2.40%, 08/08/26	50	48,444
2.50%, 09/15/50	25	16,059
2.68%, 06/01/60	45	28,060
2.92%, 03/17/52	35	24,497
3.04%, 03/17/62	30	20,383
3.30%, 02/06/27	70	68,681
3.40%, 06/15/27	30	29,446
3.45%, 08/08/36	49	43,888
3.50%, 02/12/35	65	60,435
3.70%, 08/08/46	35	29,387
4.00%, 02/12/55	10	8,622
4.10%, 02/06/37	10	9,601
4.25%, 02/06/47(b)	35	33,034
4.50%, 06/15/47	20	18,972
4.50%, 02/06/57	15	14,306
Oracle Corp.
2.65%, 07/15/26	5	4,852
2.80%, 04/01/27	5	4,811

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.88%, 03/25/31	$30	$26,795
2.95%, 04/01/30	45	41,162
3.60%, 04/01/40	45	36,594
3.60%, 04/01/50	45	33,311
3.65%, 03/25/41	25	20,246
3.85%, 04/01/60	40	29,222
3.90%, 05/15/35	5	4,520
3.95%, 03/25/51	35	27,354
4.00%, 07/15/46	10	8,058
4.00%, 11/15/47	30	23,985
4.10%, 03/25/61	20	15,238
4.13%, 05/15/45	35	28,997
4.30%, 07/08/34	5	4,724
4.38%, 05/15/55	20	16,575
4.50%, 05/06/28	70	69,909
4.50%, 07/08/44	125	110,453
4.90%, 02/06/33	5	4,988
5.38%, 07/15/40	15	14,948
5.55%, 02/06/53	5	5,008
6.13%, 07/08/39	20	21,564
6.15%, 11/09/29	25	26,558
6.25%, 11/09/32	30	32,518
6.50%, 04/15/38	5	5,532
6.90%, 11/09/52	35	41,203
Roper Technologies Inc.
3.80%, 12/15/26	5	4,928
3.85%, 12/15/25	30	29,722
Salesforce Inc.
1.95%, 07/15/31	5	4,266
2.70%, 07/15/41	35	25,764
2.90%, 07/15/51	25	16,914
3.05%, 07/15/61	10	6,535
ServiceNow Inc., 1.40%, 09/01/30	35	29,464
Take-Two Interactive Software Inc.
3.70%, 04/14/27	5	4,895
4.00%, 04/14/32	5	4,722
4.95%, 03/28/28	20	20,188
5.00%, 03/28/26	5	5,019
VMware LLC
1.40%, 08/15/26	5	4,725
1.80%, 08/15/28	15	13,557
2.20%, 08/15/31	20	16,827
3.90%, 08/21/27	15	14,699
Workday Inc., 3.50%, 04/01/27	30	29,341
		1,703,031
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	75	80,095
6.38%, 03/01/35	20	21,854
AT&T Inc.
1.65%, 02/01/28	25	22,837
1.70%, 03/25/26	60	57,761
2.25%, 02/01/32	20	16,862
2.55%, 12/01/33	50	41,269
2.75%, 06/01/31	10	8,877
3.30%, 02/01/52	50	35,309
3.50%, 06/01/41	80	64,066
3.50%, 09/15/53	55	39,315
3.55%, 09/15/55	100	71,101
3.65%, 06/01/51	40	29,747
3.65%, 09/15/59	20	14,119
Security	Par (000)	Value
Telecommunications (continued)
3.80%, 02/15/27	$50	$49,187
3.80%, 12/01/57	39	28,780
3.85%, 06/01/60	30	22,203
3.88%, 01/15/26	5	4,954
4.25%, 03/01/27	40	39,744
4.30%, 02/15/30	5	4,906
4.30%, 12/15/42	30	26,193
4.35%, 03/01/29	25	24,765
4.35%, 06/15/45	20	17,172
4.50%, 05/15/35	40	38,073
4.50%, 03/09/48	20	17,428
4.55%, 03/09/49	25	21,992
4.75%, 05/15/46	50	45,544
4.90%, 08/15/37	35	33,992
5.25%, 03/01/37	30	30,176
5.40%, 02/15/34	15	15,433
6.00%, 08/15/40	5	5,266
6.30%, 01/15/38	15	16,553
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	20	17,024
Series US-5, 2.15%, 02/15/32	15	12,431
Series US-6, 3.20%, 02/15/52	15	10,058
British Telecommunications PLC, 9.63%, 12/15/30	25	30,793
Cisco Systems Inc.
2.95%, 02/28/26	10	9,827
5.50%, 01/15/40	30	31,374
5.90%, 02/15/39	55	59,958
Corning Inc.
4.70%, 03/15/37	25	23,805
4.75%, 03/15/42	15	13,891
5.45%, 11/15/79	20	19,236
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	30	35,383
9.25%, 06/01/32	5	6,343
Juniper Networks Inc.
1.20%, 12/10/25	10	9,647
3.75%, 08/15/29	10	9,540
5.95%, 03/15/41	5	5,108
Motorola Solutions Inc.
2.30%, 11/15/30	10	8,667
2.75%, 05/24/31	10	8,812
4.60%, 02/23/28	5	5,003
5.50%, 09/01/44	5	5,037
5.60%, 06/01/32	5	5,211
Orange SA
5.50%, 02/06/44	15	15,179
9.00%, 03/01/31	20	24,270
Rogers Communications Inc.
3.20%, 03/15/27	30	29,014
3.63%, 12/15/25	10	9,875
3.80%, 03/15/32	20	18,392
4.30%, 02/15/48	20	16,551
4.35%, 05/01/49	5	4,153
4.50%, 03/15/42	10	8,825
5.00%, 02/15/29	25	25,146
5.00%, 03/15/44	20	18,607
7.50%, 08/15/38	15	17,606
Sprint Capital Corp.
6.88%, 11/15/28	30	32,245
8.75%, 03/15/32	25	30,450
Sprint LLC, 7.63%, 03/01/26	10	10,261

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Emisiones SA, 7.05%, 06/20/36	$55	$62,115
Telefonica Europe BV, 8.25%, 09/15/30	15	17,354
TELUS Corp.
2.80%, 02/16/27	15	14,389
3.40%, 05/13/32	15	13,527
3.70%, 09/15/27	15	14,584
4.60%, 11/16/48	5	4,299
T-Mobile USA Inc.
1.50%, 02/15/26	30	28,873
2.25%, 02/15/26	5	4,855
2.25%, 11/15/31	20	16,928
2.55%, 02/15/31	10	8,752
2.63%, 04/15/26	30	29,184
2.63%, 02/15/29	50	45,961
3.00%, 02/15/41	40	29,933
3.30%, 02/15/51	25	17,593
3.38%, 04/15/29	40	37,815
3.40%, 10/15/52	30	21,295
3.50%, 04/15/31	55	50,846
3.60%, 11/15/60	35	24,591
3.75%, 04/15/27	79	77,426
3.88%, 04/15/30	20	19,114
4.50%, 04/15/50	40	34,741
4.75%, 02/01/28	35	34,929
5.38%, 04/15/27	50	50,211
5.65%, 01/15/53	10	10,239
5.75%, 01/15/54	60	61,874
5.80%, 09/15/62	25	25,786
Verizon Communications Inc.
1.45%, 03/20/26	5	4,815
1.75%, 01/20/31	5	4,187
2.10%, 03/22/28	5	4,615
2.36%, 03/15/32	25	21,116
2.55%, 03/21/31	34	29,785
2.63%, 08/15/26	5	4,864
2.65%, 11/20/40	50	35,696
2.85%, 09/03/41	45	32,618
2.88%, 11/20/50	45	29,300
2.99%, 10/30/56	5	3,165
3.00%, 11/20/60	30	18,621
3.15%, 03/22/30	5	4,632
3.40%, 03/22/41	35	27,654
3.55%, 03/22/51	50	37,216
3.70%, 03/22/61	55	39,928
3.85%, 11/01/42	40	32,923
3.88%, 03/01/52	25	19,596
4.02%, 12/03/29	10	9,710
4.13%, 03/16/27	50	49,561
4.13%, 08/15/46	5	4,169
4.27%, 01/15/36	10	9,268
4.33%, 09/21/28	20	19,817
4.40%, 11/01/34	25	23,865
4.50%, 08/10/33	20	19,351
4.52%, 09/15/48	5	4,405
4.67%, 03/15/55	15	13,417
4.75%, 11/01/41	15	14,032
4.81%, 03/15/39	25	23,916
4.86%, 08/21/46	5	4,681
5.01%, 08/21/54	15	14,046
5.05%, 05/09/33	25	25,342
5.25%, 03/16/37	20	20,137
Security	Par (000)	Value
Telecommunications (continued)
5.85%, 09/15/35	$60	$63,503
Vodafone Group PLC
4.25%, 09/17/50	35	28,325
4.38%, 05/30/28	14	14,016
4.88%, 06/19/49	25	22,510
5.13%, 06/19/59	20	18,125
5.25%, 05/30/48	5	4,832
6.15%, 02/27/37	24	25,912
6.25%, 11/30/32	5	5,464
		3,079,644
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	30	29,126
3.55%, 11/19/26	18	17,613
3.90%, 11/19/29	15	14,269
5.10%, 05/15/44	5	4,556
Mattel Inc., 5.45%, 11/01/41	5	4,656
		70,220
Transportation — 0.7%
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(c)	5	5,043
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	5	3,309
3.25%, 06/15/27	40	38,943
3.30%, 09/15/51	11	7,994
3.55%, 02/15/50	25	19,201
3.90%, 08/01/46	10	8,223
4.05%, 06/15/48	15	12,612
4.13%, 06/15/47	10	8,536
4.40%, 03/15/42	10	9,069
4.45%, 01/15/53	5	4,438
5.20%, 04/15/54	105	104,786
5.75%, 05/01/40	10	10,628
6.20%, 08/15/36	5	5,544
Canadian National Railway Co.
2.75%, 03/01/26	15	14,674
3.20%, 08/02/46	15	11,146
3.85%, 08/05/32	15	14,210
4.45%, 01/20/49	20	18,011
6.20%, 06/01/36	5	5,536
6.25%, 08/01/34	5	5,557
6.38%, 11/15/37	5	5,648
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,452
2.05%, 03/05/30	5	4,395
2.45%, 12/02/31	25	21,786
2.88%, 11/15/29	5	4,604
3.10%, 12/02/51	35	24,255
3.50%, 05/01/50	4	3,009
4.00%, 06/01/28	25	24,540
4.20%, 11/15/69	10	7,875
4.80%, 09/15/35	10	9,883
6.13%, 09/15/2115	15	16,121
CSX Corp.
2.40%, 02/15/30	10	8,969
2.50%, 05/15/51	15	9,208
2.60%, 11/01/26	45	43,494
3.25%, 06/01/27	5	4,861
3.35%, 09/15/49	15	11,072
3.80%, 11/01/46	10	8,071

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 11/15/32	$20	$19,181
4.30%, 03/01/48	15	12,992
4.50%, 11/15/52	5	4,468
4.50%, 08/01/54	5	4,437
4.65%, 03/01/68(b)	10	8,700
4.75%, 11/15/48	15	13,881
5.50%, 04/15/41	5	5,148
6.15%, 05/01/37	10	10,981
FedEx Corp.
2.40%, 05/15/31	5	4,346
3.10%, 08/05/29	10	9,376
3.25%, 04/01/26	20	19,656
3.40%, 02/15/28	33	31,895
4.20%, 10/17/28	20	19,754
4.25%, 05/15/30	20	19,718
4.55%, 04/01/46	15	13,019
4.75%, 11/15/45	30	26,816
4.90%, 01/15/34	20	20,054
4.95%, 10/17/48	5	4,573
5.25%, 05/15/50(b)	10	9,622
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	20	16,606
JB Hunt Transport Services Inc., 3.88%, 03/01/26	20	19,816
Kirby Corp., 4.20%, 03/01/28	5	4,894
Norfolk Southern Corp.
2.30%, 05/15/31	50	43,563
2.55%, 11/01/29	5	4,547
2.90%, 06/15/26	50	48,781
3.05%, 05/15/50	20	13,676
3.16%, 05/15/55	52	34,916
3.80%, 08/01/28	15	14,660
4.45%, 03/01/33	5	4,879
4.55%, 06/01/53	20	17,652
5.35%, 08/01/54	5	5,007
Ryder System Inc.
1.75%, 09/01/26	10	9,483
2.85%, 03/01/27	5	4,799
2.90%, 12/01/26	15	14,473
5.25%, 06/01/28	5	5,084
Union Pacific Corp.
2.15%, 02/05/27(b)	45	42,915
2.80%, 02/14/32	20	17,792
2.89%, 04/06/36	30	25,026
2.97%, 09/16/62	50	31,052
3.20%, 05/20/41	15	11,770
3.25%, 02/05/50	10	7,247
3.38%, 02/01/35	15	13,325
3.50%, 02/14/53	5	3,742
3.55%, 08/15/39	15	12,670
3.70%, 03/01/29	25	24,228
3.80%, 10/01/51	25	19,823
3.80%, 04/06/71	15	10,976
3.84%, 03/20/60	30	22,931
3.85%, 02/14/72	5	3,725
3.95%, 09/10/28	35	34,440
4.10%, 09/15/67	5	3,942
4.30%, 03/01/49	10	8,728
4.50%, 01/20/33	10	9,879
4.50%, 09/10/48	15	13,441
4.75%, 02/21/26	15	15,034
6.63%, 02/01/29	15	16,250
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26(b)	$25	$24,096
2.50%, 09/01/29	10	9,179
3.40%, 03/15/29	10	9,610
4.45%, 04/01/30	20	19,978
4.88%, 03/03/33	10	10,098
5.05%, 03/03/53	15	14,502
5.20%, 04/01/40	5	5,032
5.30%, 04/01/50	25	25,213
6.20%, 01/15/38	35	38,862
Walmart Inc., 3.95%, 09/09/27	30	29,804
		1,581,466
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	5	4,143
3.10%, 06/01/51	5	3,364
3.25%, 09/15/26	5	4,872
3.50%, 06/01/32	60	53,978
4.55%, 11/07/28	5	4,969
4.70%, 04/01/29	40	39,933
		111,259
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26(b)	10	9,505
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	30,237
2.95%, 09/01/27	25	23,959
3.45%, 06/01/29	10	9,510
3.75%, 09/01/47	35	27,447
4.30%, 12/01/42	5	4,418
4.30%, 09/01/45	15	12,993
6.59%, 10/15/37	15	17,049
Essential Utilities Inc.
3.35%, 04/15/50	25	17,509
3.57%, 05/01/29	115	109,393
5.30%, 05/01/52	5	4,810
United Utilities PLC, 6.88%, 08/15/28	20	21,388
		278,713
Total Corporate Bonds & Notes — 34.1% (Cost: $75,962,976)		73,214,979
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	5	4,753
3.75%, 04/26/28	25	24,700
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,106
Province of Alberta Canada
1.30%, 07/22/30	35	29,677
3.30%, 03/15/28	5	4,848
Province of British Columbia Canada
0.90%, 07/20/26	45	42,571
1.30%, 01/29/31	5	4,178
2.25%, 06/02/26	10	9,693
7.25%, 09/01/36	15	18,295
Province of Manitoba Canada, 2.13%, 06/22/26	35	33,791
Province of Ontario Canada
0.63%, 01/21/26	25	23,944

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.05%, 04/14/26	$5	$4,779
1.13%, 10/07/30	5	4,174
1.60%, 02/25/31	10	8,497
2.30%, 06/15/26	20	19,382
4.20%, 01/18/29	100	99,718
Province of Quebec Canada, 1.35%, 05/28/30	40	34,184
		379,290
Chile — 0.2%
Chile Government International Bond
3.10%, 01/22/61	25	15,911
3.25%, 09/21/71	5	3,196
4.85%, 01/22/29	200	200,563
4.95%, 01/05/36	200	196,303
		415,973
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	25	28,352
Indonesia — 0.2%
Indonesia Government International Bond
2.15%, 07/28/31	15	12,575
3.05%, 03/12/51	5	3,417
3.35%, 03/12/71	10	6,595
3.70%, 10/30/49	10	7,781
3.85%, 10/15/30	200	189,352
4.10%, 04/24/28	10	9,783
4.45%, 04/15/70	15	12,577
4.65%, 09/20/32	200	194,916
		436,996
Israel — 0.2%
Israel Government International Bond
4.50%, 01/17/33	200	188,036
5.38%, 03/12/29	200	202,342
		390,378
Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	230	210,305
Japan — 0.1%
Japan Bank for International Cooperation, 2.75%, 11/16/27	200	191,097
Mexico — 0.4%
Mexico Government International Bond
4.15%, 03/28/27	200	196,527
4.28%, 08/14/41	15	11,637
4.50%, 04/22/29	5	4,835
4.50%, 01/31/50	200	149,729
4.60%, 01/23/46	230	176,107
4.75%, 03/08/44	25	20,018
4.88%, 05/19/33	200	184,981
5.00%, 04/27/51	10	7,974
5.55%, 01/21/45(b)	5	4,533
5.75%, 10/12/2110	5	4,049
6.75%, 09/27/34	5	5,231
7.50%, 04/08/33	5	5,563
11.50%, 05/15/26	5	5,513
		776,697
Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56	160	104,610
Security	Par (000)	Value
Panama (continued)
6.70%, 01/26/36	$170	$168,112
6.85%, 03/28/54	5	4,614
		277,336
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31	30	26,123
2.78%, 12/01/60	40	23,018
3.00%, 01/15/34	150	124,471
3.23%, 07/28/2121	5	2,862
4.13%, 08/25/27(b)	5	4,892
6.55%, 03/14/37	25	27,031
8.75%, 11/21/33	31	37,836
		246,233
Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	16,432
2.65%, 12/10/45	5	3,323
2.95%, 05/05/45	200	140,988
3.20%, 07/06/46	5	3,639
3.56%, 09/29/32	5	4,536
3.75%, 01/14/29	200	192,105
4.20%, 03/29/47	10	8,523
9.50%, 02/02/30	90	109,007
		478,553
Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33	22	21,691
5.13%, 09/18/34	100	99,330
5.50%, 04/04/53	35	33,947
5.75%, 11/16/32	60	62,545
		217,513
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	203,140
Korea Development Bank (The), 4.38%, 02/15/28	200	199,358
		402,498
Supranational — 1.2%
African Development Bank
0.88%, 03/23/26	25	23,895
3.50%, 09/18/29	50	48,604
4.38%, 11/03/27	6	6,032
Asian Development Bank
0.50%, 02/04/26	115	110,011
0.75%, 10/08/30	5	4,121
1.00%, 04/14/26	150	143,468
1.50%, 01/20/27	10	9,457
1.50%, 03/04/31	35	29,859
1.75%, 09/19/29	15	13,455
1.88%, 01/24/30	5	4,476
2.00%, 04/24/26	5	4,845
3.88%, 06/14/33	45	43,814
4.00%, 01/12/33	50	49,183
4.13%, 01/12/34	30	29,697
4.25%, 01/09/26	5	4,994
5.82%, 06/16/28	5	5,245
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	5	4,943
Council of Europe Development Bank
0.88%, 09/22/26	5	4,709
3.75%, 05/25/26	15	14,875

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development
0.50%, 01/28/26	$5	$4,778
4.25%, 03/13/34	20	19,943
4.38%, 03/09/28	5	5,030
European Investment Bank
0.38%, 12/15/25	5	4,798
0.38%, 03/26/26	355	337,311
0.75%, 10/26/26	20	18,743
0.75%, 09/23/30	5	4,131
1.25%, 02/14/31	30	25,269
1.63%, 10/09/29	5	4,457
1.63%, 05/13/31	10	8,573
2.13%, 04/13/26	25	24,289
3.25%, 11/15/27	10	9,753
3.75%, 02/14/33	315	305,196
3.88%, 03/15/28	15	14,870
4.88%, 02/15/36	10	10,491
Inter-American Development Bank
0.63%, 09/16/27	20	18,151
0.88%, 04/20/26	140	133,607
1.13%, 07/20/28	53	47,615
1.13%, 01/13/31	35	29,263
2.00%, 06/02/26	10	9,668
2.25%, 06/18/29	5	4,614
2.38%, 07/07/27	15	14,337
3.13%, 09/18/28	10	9,637
3.50%, 09/14/29	50	48,630
3.50%, 04/12/33	50	47,369
3.63%, 09/17/31	40	38,640
4.38%, 01/24/44	30	28,876
4.50%, 05/15/26	5	5,014
Inter-American Investment Corp., 4.13%, 02/15/28	5	4,982
International Bank for Reconstruction & Development
0.75%, 11/24/27	10	9,054
0.88%, 07/15/26	15	14,215
0.88%, 05/14/30	60	50,487
1.13%, 09/13/28	70	62,609
1.25%, 02/10/31	45	37,864
1.38%, 04/20/28	55	50,199
1.63%, 11/03/31	75	63,506
1.75%, 10/23/29	15	13,433
1.88%, 10/27/26(b)	59	56,472
2.50%, 11/22/27	5	4,770
2.50%, 03/29/32	40	35,729
3.13%, 06/15/27	60	58,522
3.50%, 07/12/28	30	29,338
3.63%, 09/21/29	5	4,890
3.88%, 02/14/30	15	14,806
3.88%, 08/28/34	50	48,423
4.00%, 07/25/30	5	4,959
4.00%, 01/10/31	80	79,165
4.50%, 04/10/31	40	40,662
4.75%, 11/14/33	55	56,992
International Finance Corp.
0.75%, 10/08/26	89	83,490
0.75%, 08/27/30	5	4,138
2.13%, 04/07/26	25	24,278
4.50%, 07/13/28	5	5,058
		2,646,777
Security	Par (000)	Value
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 01/23/31	$50	$48,860
4.98%, 04/20/55	45	41,726
5.75%, 10/28/34	70	73,303
		163,889
Total Foreign Government Obligations — 3.4% (Cost: $7,606,344)		7,261,887
Municipal Debt Obligations
California — 0.3%
California State University RB, Class B,2.72%, 11/01/52	70	49,060
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	23,430
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	52,982
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	25	29,365
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50	100	69,986
State of California GO, 2.50%, 10/01/29	50	46,130
State of California GO BAB, 7.30%, 10/01/39	150	176,489
University of California RB
Series AD, 4.86%, 12/31/99	25	22,775
Series BD, 3.35%, 07/01/29	35	33,632
Series BG, 3.07%, 05/15/51	10	7,059
		510,908
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	100	92,880
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,576
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.47%, 01/01/49(b)	45	41,284
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	24	27,319
State of Illinois GO, 5.10%, 06/01/33	94	94,562
		163,165
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,694
New Jersey — 0.0%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	58,458
New York — 0.1%
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	75	76,999
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	49,573
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43(b)	50	50,192
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,471

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	$50	$44,843
Series 182, 5.31%, 08/01/46	50	50,004
		287,082
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	45	59,569
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,816
		84,385
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	39	40,262
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26	75	74,229
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(b)	25	24,230
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	50	37,096
State of Texas GO BAB, 5.52%, 04/01/39	65	67,318
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	14	14,162
5.17%, 04/01/41	65	66,795
		209,601
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	20,243
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	23,388
Total Municipal Debt Obligations — 0.8% (Cost: $1,771,503)		1,612,871
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks
0.38%, 09/04/25	10	9,703
3.13%, 09/12/25	10	9,896
3.25%, 06/09/28	90	87,427
3.25%, 11/16/28	990	960,977
5.50%, 07/15/36	35	38,377
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	255,005
Federal National Mortgage Association
0.88%, 08/05/30	200	167,388
1.88%, 09/24/26	475	456,328
5.63%, 07/15/37	186	206,397
6.25%, 05/15/29	50	54,389
6.63%, 11/15/30	100	112,880
7.25%, 05/15/30	35	40,264
Tennessee Valley Authority
3.50%, 12/15/42	67	56,838
5.50%, 06/15/38	10	10,857
5.88%, 04/01/36	50	56,175
6.15%, 01/15/38	185	212,126
7.13%, 05/01/30	190	216,415
Series A, 2.88%, 02/01/27	100	97,276
		3,048,718
Security	Par (000)	Value
U.S. Government Obligations — 58.9%
U.S. Treasury Note/Bond
0.25%, 08/31/25	$30	$28,984
0.25%, 10/31/25	300	288,949
0.38%, 11/30/25	400	384,516
0.38%, 12/31/25	350	335,412
0.38%, 01/31/26	400	382,125
0.38%, 07/31/27	350	317,188
0.38%, 09/30/27	500	450,469
0.50%, 02/28/26	550	524,842
0.50%, 06/30/27	450	410,344
0.50%, 08/31/27	600	544,219
0.50%, 10/31/27	500	450,898
0.63%, 07/31/26	300	282,773
0.63%, 03/31/27	100	92,281
0.63%, 11/30/27	300	270,820
0.63%, 12/31/27	610	549,238
0.63%, 05/15/30	350	291,184
0.63%, 08/15/30	775	639,193
0.75%, 03/31/26	400	381,891
0.75%, 04/30/26	700	666,477
0.75%, 05/31/26	400	379,859
0.75%, 08/31/26	300	282,645
0.75%, 01/31/28	850	765,863
0.88%, 06/30/26	500	474,453
0.88%, 09/30/26	500	470,977
1.00%, 07/31/28	700	626,937
1.13%, 10/31/26	400	377,641
1.13%, 02/28/27	300	280,688
1.13%, 02/29/28	400	364,000
1.13%, 08/31/28	300	269,273
1.13%, 02/15/31	500	420,469
1.13%, 05/15/40	300	190,453
1.13%, 08/15/40	400	251,688
1.25%, 11/30/26	700	661,145
1.25%, 12/31/26	700	659,750
1.25%, 03/31/28	400	364,656
1.25%, 04/30/28	200	181,938
1.25%, 05/31/28	550	499,340
1.25%, 06/30/28	680	615,931
1.25%, 09/30/28	800	719,562
1.25%, 08/15/31	1,100	916,953
1.25%, 05/15/50	390	199,448
1.38%, 10/31/28	600	541,266
1.38%, 11/15/31	1,360	1,135,812
1.38%, 11/15/40	400	261,063
1.38%, 08/15/50	1,150	605,547
1.50%, 08/15/26	630	602,167
1.50%, 01/31/27	400	378,094
1.50%, 11/30/28	500	452,422
1.63%, 02/15/26	400	387,469
1.63%, 05/15/26	400	385,250
1.63%, 09/30/26	300	286,582
1.63%, 10/31/26	300	286,055
1.63%, 11/30/26	300	285,563
1.63%, 05/15/31	920	791,487
1.63%, 11/15/50	760	427,737
1.75%, 01/31/29	1,200	1,092,844
1.75%, 08/15/41	780	533,203
1.88%, 07/31/26	200	192,547
1.88%, 02/28/27	500	475,742
1.88%, 02/28/29	300	274,336

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/15/32	$1,300	$1,118,812
1.88%, 02/15/41	850	599,914
1.88%, 02/15/51	500	300,313
1.88%, 11/15/51	630	375,441
2.00%, 11/15/26	650	623,746
2.00%, 11/15/41	500	353,984
2.00%, 02/15/50	580	361,322
2.00%, 08/15/51	700	432,141
2.13%, 05/31/26	500	484,707
2.25%, 11/15/25	350	343,055
2.25%, 03/31/26	500	486,934
2.25%, 02/15/27	300	288,047
2.25%, 08/15/27	250	238,145
2.25%, 11/15/27	400	379,469
2.25%, 05/15/41	750	560,391
2.25%, 08/15/46	265	181,649
2.25%, 02/15/52	680	444,869
2.38%, 04/30/26	500	487,168
2.38%, 05/15/27	500	479,609
2.38%, 03/31/29	700	652,367
2.38%, 05/15/29	500	465,508
2.38%, 02/15/42	550	412,328
2.38%, 11/15/49	300	204,141
2.38%, 05/15/51	470	317,617
2.50%, 02/15/45	395	289,646
2.50%, 02/15/46	300	217,359
2.50%, 05/15/46	260	187,769
2.63%, 07/31/29	400	375,406
2.75%, 04/30/27	400	387,438
2.75%, 07/31/27	600	579,328
2.75%, 02/15/28	300	287,859
2.75%, 05/31/29	402	379,418
2.75%, 08/15/32	700	636,234
2.75%, 08/15/42	190	150,130
2.75%, 11/15/42	300	236,063
2.75%, 08/15/47	200	149,375
2.75%, 11/15/47	620	462,094
2.88%, 11/30/25	200	197,078
2.88%, 05/15/28	200	192,156
2.88%, 08/15/28	500	478,789
2.88%, 04/30/29	300	285,469
2.88%, 05/15/32	700	643,891
2.88%, 05/15/43	400	319,000
2.88%, 08/15/45	200	156,000
2.88%, 11/15/46	150	115,477
2.88%, 05/15/49	300	226,969
2.88%, 05/15/52	920	691,869
3.00%, 10/31/25	400	395,031
3.00%, 05/15/42	200	164,875
3.00%, 11/15/44	200	160,156
3.00%, 05/15/45	200	159,594
3.00%, 11/15/45	140	111,256
3.00%, 02/15/47	200	156,969
3.00%, 05/15/47	100	78,313
3.00%, 02/15/48	770	600,119
3.00%, 08/15/48	300	233,203
3.00%, 02/15/49	150	116,320
3.00%, 08/15/52	870	671,395
3.13%, 08/31/27	600	584,625
3.13%, 11/15/28	600	578,812
3.13%, 08/31/29	1,250	1,198,145
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 02/15/43	$820	$681,881
3.13%, 08/15/44	300	245,672
3.13%, 05/15/48	350	278,688
3.25%, 06/30/27	600	587,344
3.25%, 06/30/29	250	241,211
3.25%, 05/15/42	400	342,313
3.38%, 05/15/33	1,100	1,039,156
3.38%, 08/15/42	450	391,148
3.38%, 11/15/48	700	581,875
3.50%, 01/31/28	1,100	1,080,320
3.50%, 04/30/28	800	784,750
3.50%, 01/31/30	800	778,437
3.50%, 04/30/30	1,100	1,069,148
3.50%, 02/15/33	1,000	955,156
3.50%, 02/15/39	200	183,438
3.63%, 05/15/26	880	872,266
3.63%, 05/31/28	700	689,281
3.63%, 03/31/30	200	195,641
3.63%, 08/15/43	300	267,375
3.63%, 02/15/53	810	707,231
3.63%, 05/15/53	950	830,062
3.75%, 04/15/26	400	397,219
3.75%, 12/31/28	400	394,719
3.75%, 05/31/30	300	295,055
3.75%, 06/30/30	300	294,938
3.75%, 12/31/30	600	588,797
3.75%, 11/15/43	200	181,156
3.88%, 01/15/26	500	497,578
3.88%, 12/31/27	300	298,078
3.88%, 09/30/29	200	198,156
3.88%, 11/30/29	700	693,656
3.88%, 12/31/29	1,170	1,159,031
3.88%, 08/15/33	2,100	2,056,031
3.88%, 08/15/34	600	585,750
3.88%, 02/15/43	750	696,094
3.88%, 05/15/43	600	556,312
4.00%, 12/15/25	700	697,457
4.00%, 02/15/26	500	498,203
4.00%, 01/15/27	940	936,842
4.00%, 02/29/28	600	597,984
4.00%, 06/30/28	2,300	2,292,812
4.00%, 01/31/29	500	498,164
4.00%, 10/31/29	500	498,359
4.00%, 02/28/30	900	896,484
4.00%, 07/31/30	2,600	2,587,812
4.00%, 02/15/34	1,400	1,381,406
4.00%, 11/15/52	950	885,281
4.13%, 06/15/26	5,000	4,991,211
4.13%, 09/30/27	600	600,375
4.13%, 07/31/28	2,100	2,101,312
4.13%, 03/31/29	500	500,430
4.13%, 08/31/30	3,140	3,144,170
4.13%, 03/31/31	400	400,313
4.13%, 11/15/32	1,050	1,050,164
4.13%, 08/15/44	100	95,391
4.13%, 08/15/53	700	668,719
4.25%, 10/15/25	1,000	998,789
4.25%, 02/28/29	400	402,562
4.25%, 02/28/31	700	705,523
4.25%, 06/30/31	300	302,391
4.25%, 11/30/31	350	350,355

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 11/15/34	$600	$603,844
4.25%, 02/15/54	600	587,156
4.25%, 08/15/54	800	784,125
4.38%, 08/15/26	1,000	1,002,656
4.38%, 12/15/26	1,050	1,053,937
4.38%, 07/15/27	700	704,320
4.38%, 08/31/28	1,916	1,933,663
4.38%, 11/30/28	800	808,125
4.38%, 11/30/30	1,270	1,288,157
4.38%, 05/15/34	1,073	1,089,598
4.38%, 02/15/38	340	344,675
4.38%, 08/15/43	650	644,211
4.50%, 11/15/25	700	700,738
4.50%, 07/15/26	1,182	1,186,848
4.50%, 05/15/27	700	705,852
4.50%, 05/31/29	500	508,203
4.50%, 11/15/33	1,330	1,363,042
4.50%, 05/15/38	300	307,500
4.50%, 08/15/39	200	203,750
4.50%, 02/15/44	100	100,469
4.50%, 11/15/54	200	204,563
4.63%, 03/15/26	300	301,219
4.63%, 06/30/26	800	804,719
4.63%, 10/15/26	900	906,891
4.63%, 11/15/26	1,000	1,008,203
4.63%, 09/30/28	600	611,156
4.63%, 04/30/29	1,200	1,225,969
4.63%, 09/30/30	200	205,438
4.63%, 04/30/31	400	411,531
4.63%, 05/31/31	500	514,414
4.63%, 05/15/54	650	676,914
4.75%, 02/15/37	60	63,159
4.75%, 11/15/43	400	415,687
4.75%, 11/15/53	800	847,375
4.88%, 05/31/26	800	807,094
4.88%, 10/31/28	600	616,734
4.88%, 10/31/30	700	728,219
5.00%, 05/15/37	90	96,905
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.50%, 11/15/26	$100	$104,508
		126,355,004
Total U.S. Government & Agency Obligations — 60.3% (Cost: $137,265,526)		129,403,722
Total Long-Term Investments — 98.6% (Cost: $222,606,349)		211,493,459
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(g)(h)(i)	1,330,000	1,330,000
Total Short-Term Securities — 0.6% (Cost: $1,330,000)		1,330,000
Total Investments — 99.2% (Cost: $223,936,349)		212,823,459
Other Assets Less Liabilities — 0.8%		1,796,426
Net Assets — 100.0%		$214,619,885

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,236,146	$—	$(5,906,146)(a)	$—	$—	$1,330,000	1,330,000	$53,052 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$73,214,979	$—	$73,214,979
Foreign Government Obligations	—	7,261,887	—	7,261,887
Municipal Debt Obligations	—	1,612,871	—	1,612,871
U.S. Government & Agency Obligations	—	129,403,722	—	129,403,722
Short-Term Securities
Money Market Funds	1,330,000	—	—	1,330,000
	$1,330,000	$211,493,459	$—	$212,823,459

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate